President's Message
--------------------------------------------------------------------------------

                                                          [John J. Palmer Photo]
Dear Shareholder:

First, I want to thank you for being a shareholder of ONE Fund. All of us here appreciate your support. In the six years since its founding, ONE Fund has remained committed to serving its shareholders through adherence to fundamental investment principles -- careful selection and consistent professional management. We are pleased, therefore, to provide you with an update of ONE Fund's performance and investment activity for the six months ending December 31, 1998. By the conclusion of this period, ONE Fund's net assets totaled more than $79 million.

Looking Back

For some time now we have enjoyed an economic climate of reasonable growth, low unemployment, modest interest rates, subdued inflation and stable corporate earnings. Over the past year, however, while the overall direction has continued to be favorable, the journey has not been an especially smooth one for many investors. As a recent industry headline indicated, 1998's market "had it all." Stock prices surged, swooned, and soared once more. As you would expect, ONE Fund's portfolios followed similar patterns.

For some of our funds, results were not as we hoped. For those funds, we have made adjustments in investment strategies which are already proving to get the funds back on track.

Starting January, 1999, we were also pleased to introduce Federated Global Research Corp. as managers (on an interim basis, pending shareholder approval) for the International and Global Contrarian portfolios of ONE Fund. Federated Global Research Corp. is part of Pittsburgh-based Federated Investors, an investment manager founded in 1955 which now has more than $110 billion in managed assets.

The Importance of Diversification

After a year like 1998, it's important to continue to value the importance of diversification. As a company, we certainly do not recommend investing solely in the "style of the moment" or basing investment decisions strictly on market timing. We remain dedicated to staying in step with -- and in some cases, even ahead of -- other financial service providers when it comes to improving our investment selections. Our focus on investment style choices and strong professional investment managers means that we're working hard to provide even better products and services for you.

The Market in General

The past year was one of unusual volatility for the stock market. The first quarter saw double digit gains in major indices; the second quarter saw the start of a meltdown in the mid- and small-cap sectors, but large caps managed to push the S&P 500 Index to record levels. In the third quarter, the market crumbled, with the month of August seeing declines of 14.5% or more in all domestic indices, as well as a decline in both developed and emerging overseas markets. September saw a general upturn in the markets, led by small-cap stocks, only to see early October bring another wave of sell-offs to drive the indices back down. The situation was reversed following three reductions in the Fed Funds rate, easing a potential credit crunch and calming deflation fears. Since then, the market has generally trended up, but the ground lost by small- and mid-cap stocks in the second and third quarters has not been regained.

As noted, this market had it all -- and then some. At ONE Fund, you have our commitment to focus on long-term perspectives and make carefully reasoned judgments about our investment decisions.

In Closing

Information on your investments is contained in the following pages. Please contact your registered representative for additional information on the investment opportunities available to you through ONE Fund. As your needs change over time, he or she stands ready to serve you.

Thank you again for the confidence you have placed in ONE Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence.

Best regards,

/s/ JOHN J. PALMER
John J. Palmer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of ONE Fund, Inc. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC) One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 2/99

Directors & Officers of ONE Fund, Inc.
--------------------------------------------------------------------------------
John J. Palmer, President and Director
Ronald L. Benedict, Secretary and Director
George E. Castrucci, Director
Ross Love, Director
George M. Vredeveld, Director
Thomas A. Barefield, Vice President
Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
Theresa M. Brunsman, Assistant Secretary
William J. Hilbert, Jr., Compliance Director and Assistant Treasurer

This report may be used as sales literature only when accompanied or preceded by an effective prospectus of ONE Fund, Inc. which relates sales expense and other pertinent information.

ONE FUND, INC.
MONEY MARKET PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                        VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (8.7%)
$  475,000   American Honda 5.200% 01/28/99.....  $   473,147
   450,000   American Honda 5.400% 01/22/99.....      448,583
   653,000   General Motors Acceptance Corp.
              5.170% 01/05/99...................      652,625
                                                  -----------
                                                    1,574,355
                                                  -----------
             CHEMICALS (8.4%)
   812,000   Dupont E.I. De Nemours & Co. 5.280%
              01/11/99..........................      810,809
   700,000   Great Lakes Chemicals 5.100%
              02/12/99..........................      695,835
                                                  -----------
                                                    1,506,644
                                                  -----------
             CONSUMER PRODUCTS (3.9%)
   702,000   Fortune Brands 5.300% 01/19/99.....      700,140
                                                  -----------
             COMMUNICATIONS (3.6%)
   655,000   Lucent Technology 5.100%
              02/03/99..........................      651,938
                                                  -----------
             ELECTRICAL EQUIPMENT (2.8%)
   506,000   Avent Inc. 5.250% 01/08/99.........      505,483
                                                  -----------
             FINANCE (14.1%)
   623,000   Allmerica Financial Corp. 5.100%
              01/07/99..........................      622,471
   504,000   Block Financial 5.120% 02/16/99....      500,703
   796,000   G.E. Capital 4.700% 01/04/99.......      795,688
   634,000   USAA Capital Corp. 5.250%
              01/20/99..........................      632,243
                                                  -----------
                                                    2,551,105
                                                  -----------
             FOOD & RELATED (3.3%)
   600,000   Coca Cola 5.090% 02/06/99..........      596,996
                                                  -----------
             INDUSTRIAL (4.5%)
   808,000   BAT Capital 5.850% 01/04/99........      807,606
                                                  -----------
             INSURANCE (7.2%)
   580,000   Allstate Corp. 5.150% 01/21/99.....      578,341
   715,000   St. Paul Companies 5.300%
              01/12/99..........................      713,842
                                                  -----------
                                                    1,292,183
                                                  -----------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                        VALUE
-------------------------------------------------------------
             MACHINERY & EQUIPMENT (2.7%)
$  495,000   John Deere Capital 5.200%
              01/25/99..........................  $   493,284
                                                  -----------
             MEDICAL & RELATED (4.3%)
   775,000   Amgen Inc. 5.380% 01/12/99.........      773,726
                                                  -----------
             METALS & MINING (3.6%)
   642,000   Aluminum Co. of America 5.200%
              01/04/99..........................      641,722
                                                  -----------
             OIL, ENERGY & NATURAL GAS (13.8%)
   620,000   Dixie Pipeline 5.280% 01/29/99.....      617,454
   277,000   Dixie Pipeline 5.280% 01/29/99.....      275,862
   800,000   Occidental Petroleum 6.000%
              01/06/99..........................      799,333
   800,000   Questar Corp. 5.380% 01/15/99......      798,326
                                                  -----------
                                                    2,490,975
                                                  -----------
             RETAIL (6.0%)
   694,000   J.C. Penny 5.150% 01/27/99.........      691,419
   400,000   Winn-Dixie Stores 5.070%
              01/05/99..........................      399,775
                                                  -----------
                                                    1,091,194
                                                  -----------
             UTILITIES (13.4%)
   468,000   Carolina Power & Light 5.150%
              02/11/99..........................      465,255
   735,000   Cleco Corp. 5.400% 02/09/99........      730,700
   600,000   Mid American Energy 5.400%
              01/26/99..........................      597,750
   631,000   S. Carolina Electric & Gas 5.400%
              02/01/99..........................      628,066
                                                  -----------
                                                    2,421,771
                                                  -----------
             TOTAL HOLDINGS (100.3%)
              (COST $18,099,122) (a)............  $18,099,122
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (-0.3%)...............      (50,704)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $18,048,418
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at amortized
    cost and market value (note 1)..........  $18,099,122
  Cash in bank..............................          693
  Receivable for fund shares sold...........       39,734
  Other.....................................        4,176
                                              -----------
    Total assets............................   18,143,725
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........        5,583
  Payable for investment management services
    (note 3)................................        2,386
  Accrued 12b-1 fees (note 6)...............        6,300
  Other accrued expenses....................       10,040
  Dividends payable.........................       70,998
                                              -----------
    Total liabilities.......................       95,307
                                              -----------
Net assets at market value..................  $18,048,418
                                              ===========
Net assets consist of:
  Par value, $.001 per share................  $    18,048
  Paid-in capital in excess of par value....   18,030,370
                                              -----------
Net assets at market value..................  $18,048,418
                                              ===========
Shares outstanding..........................   18,048,418
Net asset value per share...................  $      1.00
                                              ===========
Maximum offering price per share............  $      1.00
                                              ===========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest..................................  $   476,453
                                              -----------
Expenses:
  Management fees (note 3)..................       26,090
  12b-1 fees (note 6).......................       13,045
  Custodian fees (note 3)...................        2,588
  Directors' fees (note 3)..................        1,192
  Professional fees.........................        5,051
  Transfer agent and accounting fees........       24,387
  Filing fees...............................        6,786
  Printing, proxy and postage fees..........        2,477
  Other.....................................          786
                                              -----------
    Total expenses..........................       82,402
    Less expenses voluntarily reduced or
      reimbursed (note 3)...................      (13,045)
                                              -----------
    Net expenses............................       69,357
                                              -----------
    Net investment income...................      407,096
                                              -----------
    Net increase in net assets from
      operations............................  $   407,096
                                              ===========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                              DECEMBER 31, 1998   JUNE 30, 1998
                                                              -----------------   -------------
From operations:
  Net investment income.....................................     $   407,096       $   724,318
                                                                 -----------       -----------
      Net increase in assets from operations................         407,096           724,318
                                                                 -----------       -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................        (407,096)         (724,318)
                                                                 -----------       -----------
From capital share transactions (note 4):
  Received from shares sold.................................      12,643,363        21,996,755
  Received from dividends reinvested........................         223,928           455,744
  Paid for shares redeemed..................................     (11,179,840)      (20,456,024)
                                                                 -----------       -----------
      Increase in net assets derived from capital share
       transactions.........................................       1,687,451         1,996,475
                                                                 -----------       -----------
         Increase in net assets.............................       1,687,451         1,996,475
                                                                 -----------       -----------
Net Assets:
  Beginning of period.......................................      16,360,967        14,364,492
                                                                 -----------       -----------
  End of period.............................................     $18,048,418       $16,360,967
                                                                 ===========       ===========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                           YEARS ENDED JUNE 30,
                                                              SIX MONTHS ENDED      -----------------------------------
                                                              DECEMBER 31, 1998     1998      1997      1996      1995
                                                              -----------------     -----     -----     -----     -----
Per share data:
Net asset value, beginning of period........................        $1.00           $1.00     $1.00     $1.00     $1.00
Income from investment operations:
  Net investment income.....................................         0.02            0.05      0.05      0.05      0.05
Less distributions:
  Dividends from net investment income......................        (0.02)          (0.05)    (0.05)    (0.05)    (0.05)
                                                                    -----           -----     -----     -----     -----
Net asset value, end of period..............................        $1.00           $1.00     $1.00     $1.00     $1.00
                                                                    =====           =====     =====     =====     =====
Total return................................................         2.39%(b)        4.87%     4.77%     5.18%     5.06%
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
  Expenses..................................................         0.80%(a)        0.88%     0.80%     0.57%     0.51%
  Net investment income.....................................         4.72%(a)        4.81%     4.71%     5.14%     4.99%
Ratios assuming no fees waived or reimbursed by advisor:
  Expenses..................................................         0.96%(a)        1.03%     1.04%     0.87%     0.81%
  Net investment income.....................................         4.46%(a)        4.66%     4.47%     4.84%     4.69%
Net assets at end of period (millions)......................        $18.0           $16.4     $14.4     $15.8     $14.1

---------------
(a) Annualized.
(b) Calculated on an aggregate basis (not annualized).
(c) The advisor has elected to waive management fees equal to 0.15% of average net assets for the Money Market portfolio, but it may cease that waiver, in whole or in part, without prior notice.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

TAX-FREE INCOME PORTFOLIO

ONE FUND, INC.

 OBJECTIVE

To provide high current income exempt from federal income taxes. Preservation of capital is a secondary objective. Normally, at least 85% of the assets of this portfolio will be invested in investment grade municipal securities.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                     3.10%           0.01%
Three-year                   5.15%           4.09%
Since inception
  (11/1/94)                  7.96%           7.17%

The maximum sales charge is 3%. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The advisor is currently waiving fees of
 .15% for this portfolio. Had the fees not been waived, returns would have been lower.

 COMMENTS

The Tax-Free Income Portfolio returned 3.10% for the six months ended 1998. In contrast the Lehman Brothers Intermediate Term Municipal Bond Index returned 3.70% for the period. The portfolio has not been growing and our existing block of asset holdings has continued to shorten in effective maturity because of call provisions. Our portfolio has not performed as well as the index because we have a relative short effective maturity compared to the index and initial rates declined during the course of the year.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                         % of Portfolio
 1.  Wash State Public Power Supply
     System Nuclear 5.70% 07/01/12             4.4
 2.  Chicago Midway Airport 5.50%
     01/01/29                                  4.3
 3.  North Carolina Med Care 5/25%
     05/01/26                                  4.1
 4.  Nevada State G.O. 6.60% 12/01/13          3.9
 5.  Atlanta Rapid Trans Authority
     6.80% 07/01/14                            3.9
 6.  Pennsylvania Intergovernment
     6.75% 06/15/21                            3.9
 7.  New York St Med Care Facs 6.75%
     08/15/24                                  3.9
 8.  Matagorda Cnty 6.70% 03/01/27             3.7
 9.  Clark Cnty Nevada School District
     7.00% 06/01/09                            3.7
10.  Richland Cnty S Carolina Poll Ctl
     5.90% 11/01/20                            3.7

 TOP 5 CATEGORIES AS OF DECEMBER 31, 1997

                                       % of Portfolio
Insured Bonds                               19.1
Power Revenue                               17.9
Hospital Revenue                            14.1
General Obligation                          10.8
Pollution Control/Industrial
  Revenue                                   10.7

ONE FUND, INC.
TAX-FREE INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT     MUNICIPAL BONDS                         VALUE
-------------------------------------------------------------
             AIRPORT REVENUE (7.7%)
$  300,000   Chicago Illinois Midway Airport
              5.500% 01/01/29...................  $   314,544
   250,000   Chicago Illinois O'Hare Intl
              Airport 5.000% 01/01/13...........      252,130
                                                  -----------
                                                      566,674
                                                  -----------
             CONVENTION COMPLEX & HOSPITALITY FACILITIES
              (2.9%)
   200,000   Metropolitan Pier & Exp ILL Hosp
              Facs 6.250% 07/01/17..............      213,884
                                                  -----------
             GENERAL OBLIGATION BONDS (10.8%)
   100,000   Clairborne County Mississippi
              7.300% 05/01/25...................      104,579
   150,000   Commonwealth of Puerto Rico 5.500%
              07/01/17..........................      157,527
   250,000   State of Nevada 6.600% 12/01/13....      284,738
   250,000   State of Washington 5.000%
              05/01/17..........................      250,817
                                                  -----------
                                                      797,661
                                                  -----------
             HOSPITAL REVENUE (17.7%)
   250,000   Hawaii Department of Budget 6.000%
              07/01/20..........................      271,470
   250,000   Maricopa Cnty Arizona Indl Dev
              5.250% 11/15/37...................      251,795
   250,000   Massachusetts St Health & Edl Facs
              6.200% 10/01/16...................      270,758
   300,000   North Carolina Medical Care Comm
              Healthcare Facs 5.250% 05/01/26...      299,760
   200,000   Wisconsin St Health & Edl Facs
              6.125% 11/15/15...................      218,786
                                                  -----------
                                                    1,312,569
                                                  -----------
             HOUSING REVENUE (2.1%)
   150,000   Alaska St Housing Fin Corp 5.875%
              12/01/24..........................      158,459
                                                  -----------
             INSURED BONDS (15.5%)
   250,000   Matagorde Cnty Texas Nav Dist#1
              6.700% 03/01/27 (AMBAC)...........      273,670
   250,000   Metropolitan Atlanta Rapid Trans
              6.800% 07/01/14 (MBIA)............      290,095
   250,000   New York State Med Care Facs 6.750%
              08/15/14 (AMBAC)..................      291.555
   250,000   Pennsylvania Intergvt Coop 6.750%
              08/15/21 (FGIC)...................      289,015
                                                  -----------
                                                    1,144,335
                                                  -----------
             POLLUTION CONTROL & INDUSTRIAL REVENUE (10.7%)
   250,000   Lawrenceburg, Indiana 5.900%
              11/01/19..........................      256,655
   250,000   Richland County, S Carolina 6.560%
              11/01/20..........................      273,988
   250,000   West Feliciana, Louisiana 8.000%
              12/01/24..........................      262,185
                                                  -----------
                                                      792,828
                                                  -----------

   FACE                                             MARKET
  AMOUNT     MUNICIPAL BONDS                         VALUE
-------------------------------------------------------------
             POWER REVENUE (17.9%)
$  250,000   Jacksonville Florida Electric
              5.500% 10/01/14...................  $   262,003
   250,000   N Carolina Eastern Power System
              6.000% 01/01/22...................      270,140
   250,000   Salt River Arizona Project Power
              5.000% 01/01/13...................      255,552
   200,000   Southern California Public Power
              6.000% 07/01/18...................      208,182
   300,000   Washington St Pub Pwr Sys Nuclear
              5.700% 07/01/12...................      325,998
                                                  -----------
                                                    1,321,875
                                                  -----------
             SCHOOL REVENUE (3.7%)
   250,000   Clark Cnty Nevada School District
              7.000% 06/01/09...................      271,897
                                                  -----------
             TRANSPORTATION REVENUE (3.2%)
   250,000   Central Pudget Sound RTA Washington
              5.500% 07/01/13...................      236,980
                                                  -----------
             WATER REVENUE (3.6%)
   250,000   Metropolitan Water District of S
              California 5.500% 07/01/13........      266,997
                                                  -----------
             TOTAL MUNICIPAL BONDS (95.8%)
              (COST $6,262,888).................  $ 7,084,159
                                                  -----------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                        VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (3.0%)
$  225,000   General Motors Acceptance Corp.
              5.550% 01/04/99...................  $   224,896
                                                  -----------
             FINANCIAL SERVICES (2.4%)
   176,000   American Express Credit Corp.
              3.500% 01/05/99...................      175.931
                                                  -----------
             TOTAL SHORT-TERM NOTES (5.4%)
              (COST $400,827)...................  $   400,827
                                                  -----------
             TOTAL HOLDINGS (101.2%)
              (COST $6,663,713) (a).............  $ 7,484,986
                                                  -----------
             CASH & RECEIVABLES,
              NET OF LIABILITIES (-1.2%)........      (86,479)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $ 7,398,507
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
TAX-FREE INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $6,663,713)...............  $7,484,986
  Cash in bank...............................         582
  Receivable for fund shares sold............      76,332
  Dividends & accrued interest receivable....     108,138
  Deferred organizational expenses (note
    1).......................................         518
  Other......................................       5,261
                                               ----------
    Total assets.............................   7,675,817
                                               ----------
Liabilities:
  Payable for securities purchased...........     239,412
  Payable for investment management services
    (note 3).................................       2,817
  Accrued 12b-1 fees (note 6)................       4,465
  Other accrued expenses.....................       6,721
  Dividends payable..........................      23,895
                                               ----------
    Total liabilities........................     277,310
                                               ----------
Net assets at market value...................  $7,398,507
                                               ==========
Net assets consist of:
  Par value, $.001 per share.................  $      655
  Paid-in capital in excess of par value.....   6,687,924
  Accumulated undistributed net realized
    income on investments....................    (111,345)
  Net unrealized appreciation on
    investments..............................     821,273
                                               ----------
Net assets at market value...................  $7,398,507
                                               ==========
Shares outstanding...........................     654,578
Net asset value per share....................  $    11.30
                                               ==========
Maximum offering price per share
  ($11.30/97%)...............................  $    11.65
                                               ==========

 STATEMENT OF OPERATIONS

    For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest...................................  $  204,519
                                               ----------
Expenses:
  Management fees (note 3)...................      21,989
  12b-1 fees (note 6)........................       9,162
  Custodian fees (note 3)....................       1,740
  Directors' fees (note 3)...................         433
  Professional fees..........................       2,240
  Transfer agent & accounting fees...........      16,361
  Filing fees................................       3,179
  Printing, proxy and postage fees...........         904
  Organizational expense (note 1)............         231
  Other......................................          85
                                               ----------
    Total expenses...........................      56,324
    Less expenses voluntarily reduced or
      reimbursed (note 3)....................      (5,497)
                                               ----------
    Net expenses.............................      50,827
                                               ----------
    Net investment income....................     153,692
                                               ----------
Realized & unrealized gain on investments:
  Net increase in unrealized appreciation on
    investments..............................      39,784
                                               ----------
      Net gain on investments................      39,784
                                               ----------
      Net increase in net assets from
         operations..........................  $  193,476
                                               ==========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
TAX-FREE INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                              DECEMBER 31, 1998   JUNE 30, 1998
                                                              -----------------   -------------
From operations:
  Net investment income.....................................     $  153,692        $  305,219
  Realized loss on investments..............................              0          (100,005)
  Unrealized gain on investments............................         39,784           186,945
                                                                 ----------        ----------
      Net increase in assets from operations................        193,476           392,159
                                                                 ----------        ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................       (153,692)         (305,219)
                                                                 ----------        ----------
From capital share transactions (note 4):
  Received from shares sold.................................        264,251           457,036
  Received from dividends reinvested........................         15,830            32,007
  Paid for shares redeemed..................................        (91,140)         (232,821)
                                                                 ----------        ----------
      Increase in net assets derived from capital share
       transactions.........................................        188,941           256,222
                                                                 ----------        ----------
         Increase in net assets.............................        228,725           343,162
                                                                 ----------        ----------
Net Assets:
  Beginning of period.......................................      7,169,782         6,826,620
                                                                 ----------        ----------
  End of period.............................................     $7,398,507        $7,169,782
                                                                 ==========        ==========
  Includes undistributed net investment income of...........     $        0        $      113
                                                                 ==========        ==========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                   YEARS ENDED JUNE 30,
                                                         SIX MONTHS ENDED      ----------------------------     NOVEMBER 1, 1994
                                                         DECEMBER 31, 1998      1998       1997       1996      TO JUNE 30, 1995
                                                         -----------------     ------     ------     ------     ----------------
Per share data:
Net asset value, beginning of period...................       $11.24           $11.09     $10.79     $10.66          $10.00
Income from investment operations:
  Net investment income................................         0.24             0.49       0.53       0.56            0.35
  Net realized & unrealized gain on investments........         0.06             0.15       0.30       0.13            0.66
                                                              ------           ------     ------     ------          ------
    Total income from investment operations............         0.30             0.64       0.83       0.69            1.01
                                                              ------           ------     ------     ------          ------
Less distributions:
  Dividends from net investment income.................        (0.24)           (0.49)     (0.53)     (0.56)          (0.35)
                                                              ------           ------     ------     ------          ------
Net asset value, end of period.........................       $11.30           $11.24     $11.09     $10.79          $10.66
                                                              ======           ======     ======     ======          ======
Total return...........................................         2.68%(b)         5.77%      7.82%      6.59%          10.26%(b)
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
  Expenses.............................................         1.40%(a)         1.45%      1.24%      0.94%           0.91%(a)
  Net investment income................................         4.22%(a)         4.30%      4.81%      5.20%           5.04%(a)
Ratios assuming no fees waived or reimbursed by
  advisor:
  Expenses.............................................         1.54%(a)         1.60%      1.45%      1.24%           1.21%(a)
  Net investment income................................         4.06%(a)         4.15%      4.60%      4.90%           4.74%(a)
Portfolio turnover rate................................            0%               4%         6%         8%              0%
Net assets at end of period (millions).................       $  7.4           $  7.2     $  6.8     $  6.3          $  5.7

---------------
(a) Annualized.
(b) Calculated on an aggregate basis (not annualized).
(c) The advisor has elected to waive management fees equal to 0.15% of average net assets for the Tax-Free Income portfolio, but it may cease that waiver, in whole or in part, without prior notice.

   The accompanying notes are an integral part of these financial statements.

INCOME PORTFOLIO
ONE FUND, INC.

 OBJECTIVE

To provide high current income. Preservation of capital is a secondary objective. Normally, at least 85% of the assets of this portfolio will be invested in investment-grade fixed-income securities and the equivalent. The remainder may be invested in below investment-grade corporate bonds.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                     6.74%           3.54%
Three-year                   6.50%           5.43%
Five-year                    5.93%           5.29%
Since inception
  (8/18/92)                  6.48%           5.97%

The maximum sales charge is 3%. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The advisor is currently waiving fees of
 .15% for this portfolio. Had the fees not been waived, returns would have been lower.

 COMMENTS

The Income Portfolio returned 6.74% in 1998 versus 8.44% for the Lehman Brothers Government/Corporate Intermediate Bond Index. Our underperformance to the index was primarily attributable to the large number of "Baa-rated" corporate bonds in the portfolio. This category suffered poor relative performance during a period of credit concern and liquidity concern which gripped the bond market primarily in the second half of the year.

So far in 1999 through January, corporate bonds in the "Baa"-category are performing better than U.S. Treasury securities of equal duration and we are optimistic on the outlook for fund performance.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 BONDS AS OF DECEMBER 31, 1998

                                         % of Portfolio
 1.  U.S. Treasury 6.375% 08/15/02            15.8
 2.  Texas Utilities 7.48% 01/01/17            5.1
 3.  Watson Pharmaceuticals Inc 7.125%
     05/15/08                                  4.7
 4.  Mississippi Chem Corp 7.25%
     11/15/07                                  4.4
 5.  Mirage Resorts Inc 6.75% 02/01/08         4.4
 6.  El Paso Electric 8.90% 02/01/06           4.3
 7.  ITT Destinations 6.75% 11/15/05           4.2
 8.  Tenneco 8.075% 10/01/02                   4.0
 9.  IBM Corp 7.25% 11/01/02                   4.0
10.  ITT Rayonier 7.5% 10/15/02                4.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                       % of Portfolio
Utilities                                   20.9
Government                                  15.8
Hotel/Lodging                               11.5
Oil, Energy, and Natural Gas                 8.6
Transportation & Equipment                   6.7

ONE FUND, INC.
INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

   FACE                                             MARKET
  AMOUNT     LONG-TERM BONDS & NOTES                 VALUE
-------------------------------------------------------------
             GOVERNMENT (15.8%)
$1,000,000   U.S. Treasury Note 6.375%
              08/15/02..........................  $ 1,055,000
                                                  -----------
             CHEMICALS (4.4%)
   300,000   Mississippi Chemical Corp. 7.250%
              11/15/07..........................      294,979
                                                  -----------
             COMMUNICATIONS (1.7%)
   100,000   Comcast Cable Communications 8.375%
              05/01/07..........................      115,920
                                                  -----------
             COMPUTER & RELATED (4.0%)
   250,000   International Business Machines
              7.250% 11/01/02...................      267,077
                                                  -----------
             CONSUMER GOODS (3.7%)
   250,000   RJR Nabisco Inc. 7.625% 09/15/03...      244,436
                                                  -----------
             DRUGS (4.7%)
   300,000   Watson Pharmaceuticals Inc. 7.125%
              05/15/08..........................      311,422
                                                  -----------
             FORESTRY & PAPER PRODUCTS (4.0%)
   250,000   ITT Rayonier Inc. 7.500%
              10/15/02..........................      266,371
                                                  -----------
             HOTEL/LODGING (11.5%)
   200,000   Hilton Hotels Corp. 7.200%
              12/15/09..........................      193,826
   300,000   ITT Destinations Inc. 6.750%
              11/15/05..........................      277,078
   300,000   Mirage Resorts Inc. 6.750%
              02/01/08..........................      292,479
                                                  -----------
                                                      763,383
                                                  -----------
             MEDICAL & RELATED (4.0%)
   250,000   Bergen Brunswig Corp. 7.375%
              01/15/03..........................      265,986
                                                  -----------
             OIL, ENERGY & NATURAL GAS (8.6%)
   200,000   PDV America, Inc. 7.875%
              08/01/03..........................      202,073
   100,000   Seagull Energy 7.875% 08/01/03.....      102,420
   250,000   Tenneco Inc. 8.075% 10/01/02.......      267,079
                                                  -----------
                                                      571,572
                                                  -----------
             REAL ESTATE (3.0%)
   200,000   Avalon Properties Inc. 7.375%
              09/15/02..........................      203,471
                                                  -----------
             TEXTILES & RELATED (3.8%)
   250,000   Fruit of the Loom Corp. 7.875%
              10/15/99..........................      250,845
                                                  -----------
             TRANSPORTATION & EQUIPMENT (6.7%)
   200,000   ABC Rail Product Corp. 8.750%
              12/01/04..........................      187,000
   250,000   Illinois Central Gulf Railroad
              6.750% 05/15/03...................      261,718
                                                  -----------
                                                      448,718
                                                  -----------

   FACE                                             MARKET
  AMOUNT     LONG-TERM BONDS & NOTES                 VALUE
-------------------------------------------------------------
             UTILITIES (15.1%)
$  250,000   El Paso Electric Co. 8.900%
              02/01/06..........................  $   285,625
   200,000   Niagra Mohawk Power Corp. 7.750%
              10/01/08..........................      219,767
   157,866   Puget Power 6.450% 04/11/05........      160,259
   300,000   Texas Utilities Electric 7.480%
              01/01/17..........................      336,726
                                                  -----------
                                                    1,002,377
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (91.0%) (COST $5,833,105).........  $ 6,061,557
                                                  -----------

                                                    MARKET
  SHARES     PREFERRED STOCK                         VALUE
-------------------------------------------------------------
             UTILITIES (5.9%)
     8,000   GTE Delaware 8.750% Series B.......  $   208,500
     7,000   Connecticut Light, Power & Capital
              9.300% Series A...................      181,125
                                                  -----------
                                                      389,625
                                                  -----------
             TOTAL PREFERRED STOCK (5.9%)
              (COST $375,000)...................  $   389,625
                                                  -----------

   FACE                                             MARKET
  AMOUNT     SHORT-TERM NOTES                        VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.1%)
$  139,000   American Express Credit Corp.
              3.500% 01/04/99...................  $   138,959
                                                  -----------
             TOTAL SHORT-TERM NOTES (2.1%)
              (COST $138,959)...................  $   138,959
                                                  -----------
             TOTAL HOLDINGS (98.9%)
              (COST $6,347,064) (a).............  $ 6,590,141
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (1.1%)................       70,652
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $ 6,660,793
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $6,347,064)...............  $6,590,141
  Cash in bank...............................         885
  Receivable for fund shares sold............          51
  Dividends & accrued interest receivable....     118,645
  Other......................................       1,827
                                               ----------
    Total assets.............................   6,711,549
                                               ----------
Liabilities:
  Payable for shares redeemed................         883
  Payable for investment management services
    (note 3).................................       1,982
  Accrued 12b-1 fees (note 6)................       4,004
  Other accrued expenses.....................      12,742
  Dividends payable..........................      31,145
                                               ----------
    Total liabilities........................      50,756
                                               ----------
Net assets at market value...................  $6,660,793
                                               ==========
Net assets consist of:
  Par value, $.001 per share.................  $      665
  Paid-in capital in excess of par value.....   6,472,525
  Accumulated undistributed net realized
    income on investments....................     (55,474)
  Net unrealized appreciation on
    investments..............................     243,077
                                               ----------
Net assets at market value...................  $6,660,793
                                               ==========
Shares outstanding...........................     664,590
Net asset value per share....................  $    10.02
                                               ==========
Maximum offering price per share
  ($10.02/97%)...............................  $    10.33
                                               ==========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest...................................  $  236,399
                                               ----------
Expenses:
  Management fees (note 3)...................      16,880
  12b-1 fees (note 6)........................       8,440
  Custodian fees (note 3)....................       2,093
  Directors' fees (note 3)...................         453
  Professional fees..........................       2,228
  Transfer agent & accounting fees...........      16,165
  Filing fees................................       2,416
  Printing, proxy and postage fees...........       1,058
  Other......................................          88
                                               ----------
    Total expenses...........................      49,821
    Less expenses voluntarily reduced or
      reimbursed (note 3)....................      (5,064)
                                               ----------
    Net expenses.............................      44,757
                                               ----------
    Net investment income....................     191,642
                                               ----------
Unrealized gain on investments:
  Net increase in unrealized appreciation on
    investments..............................      18,733
                                               ----------
      Net gain on investments................      18,733
                                               ----------
      Net increase in net assets from
         operations..........................  $  210,375
                                               ==========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                              DECEMBER 31, 1998   JUNE 30, 1998
                                                              -----------------   -------------
From operations:
  Net investment income.....................................     $  191,642        $  400,680
  Realized gain on investments..............................              0            48,077
  Unrealized gain on investments............................         18,733           117,144
                                                                 ----------        ----------
      Net increase in assets from operations................        210,375           565,901
                                                                 ----------        ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................       (191,642)         (400,680)
                                                                 ----------        ----------
From capital share transactions (note 4):
  Received from shares sold.................................        197,613           759,219
  Received from dividends reinvested........................         28,195            79,395
  Paid for shares redeemed..................................       (508,133)         (702,729)
                                                                 ----------        ----------
      Increase (decrease) in net assets derived from capital
       share transactions...................................       (282,325)          135,885
                                                                 ----------        ----------
         Increase (decrease) in net assets..................       (263,592)          301,106
                                                                 ----------        ----------
Net Assets:
  Beginning of period.......................................      6,924,385         6,623,279
                                                                 ----------        ----------
  End of period.............................................     $6,660,793        $6,924,385
                                                                 ==========        ==========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                             YEARS ENDED JUNE 30,
                                                              SIX MONTHS ENDED        -----------------------------------
                                                              DECEMBER 31, 1998       1998      1997      1996      1995
                                                              -----------------       -----     -----     -----     -----
Per share data:
Net asset value, beginning of period........................       $ 9.99             $9.75     $9.59     $9.78     $9.39
Income (loss) from investment operations:
  Net investment income.....................................         0.29              0.59      0.61      0.63      0.65
  Net realized & unrealized gain (loss) on investments......         0.03              0.24      0.16     (0.19)     0.39
                                                                   ------             -----     -----     -----     -----
    Total income from investment operations.................         0.32              0.83      0.77      0.44      1.04
                                                                   ------             -----     -----     -----     -----
Less distributions:
  Dividends from net investment income......................        (0.29)            (0.59)    (0.61)    (0.63)    (0.65)
  Distributions from net realized capital gains.............         0.00              0.00      0.00      0.00      0.00
                                                                   ------             -----     -----     -----     -----
    Total distributions.....................................        (0.29)            (0.59)    (0.61)    (0.63)    (0.65)
                                                                   ------             -----     -----     -----     -----
Net asset value, end of period..............................       $10.02             $9.99     $9.75     $9.59     $9.78
                                                                   ======             =====     =====     =====     =====
Total return................................................         3.20%(b)          8.56%     8.26%     4.61%    11.58%
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
  Expenses..................................................         1.34%(a)          1.39%     1.21%     0.97%     0.85%
  Net investment income.....................................         5.70%(a)          5.91%     6.29%     6.50%     6.80%
Ratios assuming no fees waived or reimbursed by advisor:
  Expenses..................................................         1.48%(a)          1.54%     1.51%     1.22%     1.10%
  Net investment income.....................................         5.54%(a)          5.76%     5.99%     6.25%     6.55%
Portfolio turnover rate.....................................            0%               40%       10%        9%        4%
Net assets at end of period (millions)......................       $  6.7             $ 6.9     $ 6.6     $ 7.0     $ 7.1

---------------
(a) Annualized.
(b) Calculated on an aggregate basis (not annualized).
(c) The advisor has elected to waive management fees equal to 0.15% of average net assets for the Income portfolio, but it may cease that waiver, in whole or in part, without prior notice.

   The accompanying notes are an integral part of these financial statements.

INCOME & GROWTH PORTFOLIO
ONE FUND, INC.

 OBJECTIVE

To provide moderate income with the potential for increasing income over time. Growth of capital is also a primary objective. At least 90% of the assets of this portfolio will be invested in income-producing securities. Normally, at least 50% of the assets will be invested in dividend-paying stock.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                            Without       With max.
                          sales charge   sales charge
One-year                      3.69%         (1.49)%
Three-year                   13.83%        11.91%
Five-year                    12.79%        11.64%
Since inception
  (8/18/92)                  12.71%        11.80%

The maximum sales charge is 5%. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The advisor is currently waiving fees of
 .15% for this portfolio. Had the fees not been waived, returns would have been lower.

 COMMENTS

The Income & Growth Portfolio return was 3.69% for 1998. Although the large capitalization stock portion of the portfolio provided returns consistent with the major indices, the portfolio's exposure to small and mid-capitalization stocks pulled the overall return down. We were invested in these areas because the valuations relative to the large capitalization stocks were very attractive. Unfortunately, these areas corrected far more than the large capitalization stocks and the major indices during the stock market downturn. The fixed income portion of the portfolio consists primarily of investment grade corporate bonds. This portion of the fixed income market did not perform as well as the Government Security portion of the market. This was caused by investors' concern with worldwide economic issues and political uncertainties; the result was a flight to safety.

We expect the stock market to continue in a volatile manner. We expect the U.S. economy and economic activity around the world to slow somewhat during 1999. We will focus our efforts on investing more in growth issues and companies growing their dividends at least two to three times GDP. We expect the corporate bond sector of the fixed income market to perform more favorably. Asset allocations will remain near current levels.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not open to direct investment.

 TOP 10 STOCKS AS OF DECEMBER 31, 1998

                                       % of Portfolio
 1.  Texas Instruments                        5.0
 2.  Microsoft Corp                           4.0
 3.  Intel Corp                               3.5
 4.  Allied Signal                            3.2
 5.  Schlumberger Ltd                         3.0
 6.  Hewlett Packard                          2.5
 7.  Williams Cos Inc                         2.4
 8.  PDV America Inc Nt 7.875%
     08/01/03                                 2.2
 9.  Regal BeloitCedar Fair                   2.0
10.  Firstar Corp                             2.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                     % of Portfolio
Oil, Energy, and Natural Gas               18.1
Computer and Related                       20.1
Real Estate                                 8.0
Medical & Related                           4.6
Banking                                     4.5

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           AEROSPACE (3.2%)
  10,000   Allied Signal Inc....................  $   443,125
                                                  -----------
           AUTOMOTIVE & RELATED (1.8%)
   4,000   Magna International Inc. CL A........      248,000
                                                  -----------
           BANKING (3.7%)
   3,500   Charter One Financial................       97,125
     807   First Union Corp.....................       49,076
   2,900   Firstar Corp.........................      270,425
   3,500   Flagstar Bancorp Inc.................       91,438
                                                  -----------
                                                      508,064
                                                  -----------
           BUSINESS SERVICES (2.2%)
   4,500   Manpower Inc.........................      113,344
   8,000   Reynolds and Reynolds CL A...........      183,500
                                                  -----------
                                                      296,844
                                                  -----------
           CHEMICALS (4.0%)
   1,250   Hanson Trust PLC.....................       48,750
  13,000   Hawkins Chemical Inc.................      130,000
   5,000   Minerals Technologies Inc............      204,688
   6,000   OM Group Inc.........................      219,000
                                                  -----------
                                                      553,688
                                                  -----------
           COMPUTER & RELATED (16.6%)
   2,000  *3Com Corp............................       89,625
   3,000   Computer Assoc. Intl. Inc............      127,875
   5,000   Hewlett Packard Co...................      341,562
   4,000   Intel Corp...........................      474,250
   4,000  *Microsoft Corp.......................      554,750
   8,000   Texas Instruments Inc................      684,500
                                                  -----------
                                                    2,272,562
                                                  -----------
           ELECTRICAL EQUIPMENT (0.9%)
   1,000   Xerox Corp...........................      118,000
                                                  -----------
           ENTERTAINMENT & LEISURE (1.9%)
  10,000   Cedar Fair...........................      260,000
                                                  -----------
           FINANCE (1.9%)
  26,500   Bando McGlocklin Capital Corp........      255,063
                                                  -----------
           FOOD & RELATED (2.8%)
   7,800   Food Lion Inc. CL B..................       78,487
   3,000   H.J. Heinz Co........................      169,875
   6,000   Panamerican Beverages Inc. CL A......      130,875
                                                  -----------
                                                      379,237
                                                  -----------
           HOUSING, FURNITURE & RELATED (2.4%)
   7,500   Clayton Homes Inc....................      103,594
   7,100   Haverty Furniture Co.................      149,100
   6,200   Shelby Williams Industries Inc.......       74,400
                                                  -----------
                                                      327,094
                                                  -----------

                                                    MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           INDUSTRIAL SERVICES (4.2%)
   9,000   Clarcor Inc..........................  $   180,000
   5,000   Pall Corporation.....................      126,563
  12,000   Regal Beloit Corp....................      276,000
                                                  -----------
                                                      582,563
                                                  -----------
           MEDICAL & RELATED (3.8%)
   2,500   Baxter International Inc.............      160,781
   4,000  *HCR Manor Care.......................      117,500
   2,150  *National Healthcare Corp.............       33,325
   5,000   United Healthcare Corp...............      215,312
                                                  -----------
                                                      526,918
                                                  -----------
           METALS & MINING (0.5%)
   6,000   Worthington Industries Inc...........       75,000
                                                  -----------
           OIL, ENERGY & NATURAL GAS (8.6%)
   3,400   Kerr-McGee Corp......................      130,050
   8,850   Schlumberger Ltd.....................      408,206
  10,000   USEC Inc.............................      138,750
   6,000   WD-40 Co.............................      171,750
  10,500   Williams Cos. Inc....................      327,469
                                                  -----------
                                                    1,176,225
                                                  -----------
           TEXTILES & RELATED (1.3%)
   6,200   Oxford Industries Inc................      175,150
                                                  -----------
           TRANSPORTATION (1.4%)
   3,000   CNF Transportation Inc...............      112,687
   4,500  *Wisconsin Central Trans. Corp........       77,343
                                                  -----------
                                                      190,030
                                                  -----------
           UTILITIES (0.3%)
   2,000   UGI Corp.............................       47,500
                                                  -----------
           TOTAL U.S. COMMON STOCK (61.5%)
            (COST $4,699,389)...................  $ 8,435,063
                                                  -----------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK              VALUE
-------------------------------------------------------------
           GERMANY (1.4%)
            CHEMICALS
   2,057  *DaimlerChrysler AG...................  $   197,601
                                                  -----------
           UNITED KINGDOM (0.4%)
            AUTOMOTIVE & RELATED
   1,250   Hanson Trust PLC.....................       48,750
           TOTAL FOREIGN COMMON STOCK (1.8%)
            (COST $110,709).....................  $   246,351
                                                  -----------
           TOTAL COMMON STOCK (63.3%)
            (COST $4,810,098)...................  $ 8,681,414
                                                  -----------

                                                                     (continued)

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
 SHARES        REAL ESTATE INVESTMENT TRUSTS         VALUE
-------------------------------------------------------------
   3,000   Camden Property Trust................  $    78,000
   8,000   Commercial Net Lease Realty..........      106,000
  10,000   Corporate Office Properties Trust....       71,250
   4,000   First Industrial Realty Trust........      107,250
   7,000   HRPT Properties Trust................       98,438
   6,000   Healthcare Realty Trust Inc..........      133,875
   6,000   JDN Realty Corp......................      129,375
   6,000   Liberty Property Trust...............      147,750
   4,500   National Health Investors Inc........      111,094
   5,000   Pacific Gulf Properties, Inc.........      100,312
   8,300   Thornburg Mortgage Asset.............       63,287
                                                  -----------
           TOTAL REAL ESTATE INV. TRUSTS (8.3%)
            (COST $1,258,696)...................  $ 1,146,631
                                                  -----------

                                                    MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           AUTOMOTIVE & RELATED (0.2%)
   2,000   Walbro Capital Trust Conv. 8%........  $    26,500
                                                  -----------
           BANKING (FOREIGN) (0.8%)
   4,000   National Australia Bank Ltd. Conv....      111,500
                                                  -----------
           BUSINESS SERVICES (0.7%)
   4,000   Flagstar Capital 8.50%...............       96,000
                                                  -----------
           COMPUTER & RELATED (1.5%)
   3,500   Unisys Series A Conv.................      205,625
                                                  -----------
           OIL, ENERGY & NATURAL GAS (0.8%)
   3,000   Consumers Energy II 8.2% Conv........       76,875
   2,300   Howell Corp. $3.50 Ser. A Conv.......       34,500
                                                  -----------
                                                      111,375
                                                  -----------
           REAL ESTATE (0.4%)
   2,400   Camden Property $2.25 Ser. A Conv....       56,850
                                                  -----------
           RETAIL (1.1%)
   2,500   Kmart Financing 7.75%
            06/15/16 Conv.......................      144,844
                                                  -----------
           TOTAL PREFERRED STOCK (5.5%)
            (COST $834,393).....................  $   752,694
                                                  -----------

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           COMMUNICATIONS (0.9%)
$100,000   Comcast Cable Communications
            8.375% 05/01/07 (144A)..............  $   115,920
                                                  -----------
           COMPUTER & RELATED (2.0%)
 250,000   IBM Corp.
            7.250% 11/01/02.....................      267,077
                                                  -----------
           FINANCIAL SERVICES (2.1%)
  50,000   ESI Tractebel Acq. Corp.
            7.990% 12/30/11 (144A)..............       49,366
 250,000   Geon Corp.
            7.500% 12/15/15.....................      239,953
                                                  -----------
                                                      289,319
                                                  -----------

  FACE                                              MARKET
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           FOOD & RELATED (0.6%)
$ 75,000   Marsh Supermarkets Inc. Ser. B
            8.875% 08/01/07.....................  $    78,750
                                                  -----------
           FORESTRY & PAPER PRODUCTS (1.9%)
 250,000   ITT Rayonier Inc.
            7.500% 10/15/02.....................      266,372
                                                  -----------
           HOUSING, FURNITURE & RELATED (0.8%)
 100,000   Owens Corning
            7.500% 05/01/05.....................      102,943
                                                  -----------
           RESTAURANTS (0.6%)
 100,000   Tricon Global Restaurants
            7.450% 05/15/05.....................      103,200
                                                  -----------
           OIL, ENERGY & NATURAL GAS (6.7%)
 300,000   PDV America Inc.
            7.875% 08/01/03.....................      303,109
 100,000   R&B Falcon Corp. Series B
            6.750% 04/15/05.....................       91,264
 250,000   Tenneco Inc.
            8.075% 10/01/02.....................      267,079
 250,000   Union Texas Petroleum
            8.250% 11/15/99.....................      255,897
                                                  -----------
                                                      917,349
                                                  -----------
           UTILITIES (0.7%)
 100,000   Niagara Mohawk Power Corp.
            7.750% 10/01/08.....................      109,884
                                                  -----------
           TOTAL LONG-TERM BONDS & NOTES (16.3%)
            (COST $2,172,319)...................  $ 2,250,814
                                                  -----------

  FACE                                              MARKET
 AMOUNT           CONVERTIBLE DEBENTURES             VALUE
-------------------------------------------------------------
           MEDICAL & RELATED (0.8%)
$100,000   Centocor Inc.
            4.750% 02/15/05.....................  $   105,875
                                                  -----------
           OIL, ENERGY & NATURAL GAS (1.3%)
 100,000   Offshore Logistics Inc.
            6.000% 12/15/06.....................      173,000
                                                  -----------
           TOTAL CONVERTIBLE DEBENTURES (2.1%)
            (COST $304,750).....................  $   278,875
                                                  -----------

  FACE                                              MARKET
 AMOUNT              SHORT-TERM NOTES                VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (4.7%)
$423,000   American Express Credit Corp.
            6.000% 01/05/99.....................  $   422,718
 216,000   American General Finance Co.
            4.830% 01/04/99.....................      215,913
                                                  -----------
                                                      638,631
                                                  -----------
           INSURANCE (2.2%)
 306,000   Prudential Funding
            5.300% 01/06/99.....................      305,775
                                                  -----------

                                                                     (continued)

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

  FACE                                              MARKET
 AMOUNT              SHORT-TERM NOTES                VALUE
-------------------------------------------------------------
           MACHINERY (1.7%)
$197,000   Deere & Co.
            4.750% 01/08/99.....................  $   227,789
                                                  -----------
           RETAIL (2.5%)
 348,000   Sears Roebuck Acceptance Corp.
            5.500% 01/07/99.....................      347,681
                                                  -----------
           TOTAL SHORT-TERM NOTES (11.1%)
            (COST $1,519,876)...................  $ 1,519,876
                                                  -----------
           TOTAL HOLDINGS (106.6%)
            (COST $10,900,132) (a)..............  $14,630,304
                                                  -----------
           CASH & RECEIVABLES, NET OF
            LIABILITIES (-6.6%).................     (908,578)
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $13,721,726
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

  * Non-income producing securities.

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $165,286 or 1.2% of net assets.

     The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $10,900,132).............  $14,630,304
  Cash in bank..............................          631
  Receivable for securities sold............       70,944
  Receivable for fund shares sold...........       11,383
  Dividends & accrued interest receivable...       72,239
  Other.....................................        2,537
                                              -----------
    Total assets............................   14,788,038
                                              -----------
Liabilities:
  Payable for securities purchased..........      198,022
  Payable for fund shares redeemed..........       94,826
  Payable for investment management services
    (note 3)................................        4,261
  Accrued 12b-1 fees (note 6)...............        8,471
  Other accrued expenses....................       20,700
  Dividends payable.........................      740,032
                                              -----------
    Total liabilities.......................    1,066,312
                                              -----------
Net assets at market value..................  $13,721,726
                                              ===========
Net assets consist of:
  Par value, $.001 per share................  $       932
  Paid-in capital in excess of par value....   10,060,580
  Accumulated undistributed net realized
    gain on investments.....................      (70,043)
  Net unrealized appreciation on
    investments.............................    3,730,172
  Undistributed net investment income.......           85
                                              -----------
Net assets at market value..................  $13,721,726
                                              ===========
Shares outstanding..........................      931,983
Net asset value per share...................  $     14.72
                                              ===========
Maximum offering price per share
  ($14.72/95%)..............................  $     15.49
                                              ===========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest....................................  $ 140,303
  Dividends...................................    146,786
                                                ---------
    Total investment income...................    287,089
                                                ---------
Expenses:
  Management fees (note 3)....................     35,911
  12b-1 fees (note 6).........................     17,955
  Custodian fees (note 3).....................      2,820
  Directors' fees (note 3)....................      1,231
  Professional fees...........................      5,035
  Transfer agent & accounting fees............     29,600
  Filing fees.................................      7,312
  Printing, proxy and postage fees............      2,495
  Other.......................................        162
                                                ---------
    Total expenses............................    102,521
    Less expenses voluntarily reduced or
      reimbursed (note 3).....................    (10,773)
                                                ---------
    Net expenses..............................     91,748
                                                ---------
    Net investment income.....................    195,341
                                                ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain from investments..........    445,497
  Net increase in unrealized depreciation on
    investments...............................   (904,525)
                                                ---------
      Net loss on investments.................   (459,028)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(263,687)
                                                =========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                DECEMBER 31, 1998    JUNE 30, 1998
                                                                -----------------    -------------
From operations:
  Net investment income.....................................       $   195,341        $   387,925
  Realized gain on investments..............................           445,497            664,230
  Unrealized gain (loss) on investments.....................          (904,525)           887,079
                                                                   -----------        -----------
      Net increase (decrease) in assets from operations.....          (263,687)         1,939,234
                                                                   -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................          (195,256)          (391,040)
  Capital gains distributions...............................          (622,608)          (676,652)
                                                                   -----------        -----------
      Total dividends and distributions.....................          (817,864)        (1,067,692)
                                                                   -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................           981,034          3,431,737
  Received from dividends reinvested........................            46,574            615,775
  Paid for shares redeemed..................................        (2,278,829)        (1,979,004)
                                                                   -----------        -----------
      Increase in net assets derived from capital share
       transactions.........................................        (1,251,221)         2,068,508
                                                                   -----------        -----------
         Increase (decrease) in net assets..................        (2,332,772)         2,940,050
                                                                   -----------        -----------
Net Assets:
  Beginning of period.......................................        16,054,498         13,114,448
                                                                   -----------        -----------
  End of period.............................................       $13,721,726        $16,054,498
                                                                   ===========        ===========
  Includes undistributed net investment income of...........       $        85        $         0
                                                                   ===========        ===========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                             YEARS ENDED JUNE 30,
                                                              SIX MONTHS ENDED      ---------------------------------------
                                                              DECEMBER 31, 1998      1998       1997       1996       1995
                                                              -----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $15.85           $14.89     $12.78     $11.57     $10.65
Income from investment operations:
  Net investment income.....................................         0.20             0.42       0.38       0.38       0.41
  Net realized & unrealized gain (loss) on investments......        (0.45)            1.73       2.39       1.27       1.54
                                                                   ------           ------     ------     ------     ------
    Total income (loss) from investment operations..........        (0.25)            2.15       2.77       1.65       1.95
                                                                   ------           ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.21)           (0.42)     (0.38)     (0.37)     (0.41)
  Distributions from net realized capital gains.............        (0.67)           (0.77)     (0.28)     (0.07)     (0.62)
                                                                   ------           ------     ------     ------     ------
    Total distributions.....................................        (0.88)           (1.19)     (0.66)     (0.44)     (1.03)
                                                                   ------           ------     ------     ------     ------
Net asset value, end of period..............................       $14.72           $15.85     $14.89     $12.78     $11.57
                                                                   ======           ======     ======     ======     ======
Total return................................................        (1.56)%(b)       14.77%     22.34%     14.50%     19.41%
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (a):
  Expenses..................................................         1.28%(a)         1.20%      1.12%      0.89%      0.81%
  Net investment income.....................................         2.74%(a)         2.65%      2.77%      3.10%      3.69%
Ratios assuming no fees waived or reimbursed by advisor:
  Expenses..................................................         1.44%(a)         1.35%      1.31%      1.14%      1.06%
  Net investment income.....................................         2.58%(a)         2.50%      2.58%      2.85%      3.44%
Portfolio turnover rate.....................................           20%              39%        14%         7%        25%
Net assets at end of period (millions)......................       $ 13.7           $ 16.1     $ 13.1     $ 10.8     $  7.7

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to waive management fees equal to 0.15% of average net assets for the Income & Growth portfolio, but it may cease that waiver, in whole or in part, without prior notice.

   The accompanying notes are an integral part of these financial statements.

GROWTH PORTFOLIO
ONE FUND, INC.

 OBJECTIVE

To provide long-term capital growth. Current income is incidental. Normally at least 90% of the assets of this portfolio will be invested in common stocks. Selection of stocks is not limited with regard to whether stocks are exchange-listed or dividend-paying or whether they are issued by companies of any particular size.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                     2.61%         (2.52)%
Three-year                  12.15%          10.25%
Five-year                   12.71%          11.56%
Since inception
  (8/18/92)                 13.82%          12.91%

The maximum sales charge is 5%. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The advisor is currently waiving fees of
 .15% for this portfolio. Had the fees not been waived, returns would have been lower.

 COMMENTS

The Growth Portfolio return was 2.61% for 1998. Although the large capitalization stock portion of the portfolio returns consistent with the major indices, the portfolio's exposure to small and mid-capitalization stocks pulled the overall return down considerably. We were invested in these areas because the valuations relative to the large capitalization stocks were very attractive. Unfortunately, these areas corrected far more than the large capitalization stocks and the major indices during the stock market downturn. Even though the portfolio's returns were consistent with the major indices from the October 8th market bottom through the end of the year, the performance during the mid year market correction caused the portfolio to lag for the 1998 year.

We expect the stock market to continue in a volatile manner. we expect the U.S. economy and economic activity around the world to slow somewhat during 1999. We feel that growth will be rewarded and thus we will attempt to increase the growth aspects of the portfolio.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

 TOP 10 STOCKS AS OF DECEMBER 31, 1998

                                         % of Portfolio
 1.  Cisco Systems                             7.6
 2.  Texas Instruments                         5.0
 3.  Microsoft Corp                            5.0
 4.  Allied Signal Corp                        3.6
 5.  Intel Corp                                3.2
 6.  Magna International CI A                  2.8
 7.  Health South Corp                         2.8
 8.  Hewlett Packard                           2.5
 9.  Kendle International Inc                  2.3
10.  Reynolds & Reynolds                       2.1

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                       % of Portfolio
Computer and Related                        19.8
Medical and Related                         13.4
Computer Application Software                9.0
Automotive & Related                         6.5
Oil, Energy, and Natural Gas                 6.1

The prices of small company stocks are generally more volatile than the prices of large company stocks.

ONE FUND, INC.
GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
  SHARES                COMMON STOCK                 VALUE
-------------------------------------------------------------
             AEROSPACE (5.4%)
     9,000   Allied Signal Inc..................  $   398,813
     4,000   Rockwell International Corp........      194,250
                                                  -----------
                                                      593,063
                                                  -----------
             AUTOMOTIVE & RELATED (6.5%)
     5,500   Arvin Industries Inc...............      229,281
     1,870   DaimlerChrysler Corp. (Foreign)....      179,637
     5,000   Magna International Inc. CL A......      310,000
                                                  -----------
                                                      718,918
                                                  -----------
             BANKING (4.8%)
     6,944   Charter One Financial Inc..........      192,696
       807   First Union Corp...................       49,076
     2,140   Firstar Corp.......................      199,555
     3,500   Star Banc Corp.....................       91,437
                                                  -----------
                                                      532,764
                                                  -----------
             BROADCAST RADIO & TV (0.7%)
     3,000  *Infinity Broadcasting Corp.........       82,125
                                                  -----------
             BUSINESS SERVICES (5.4%)
     8,500  *Alternative Resources Corp.........       90,313
     7,500  *Lo Jack Corp.......................       89,062
     7,500   Manpower Inc.......................      188,906
    10,000   Reynolds and Reynolds CL A.........      229,375
                                                  -----------
                                                      597,656
                                                  -----------
             CHEMICALS (3.7%)
    12,000   Hawkins Chemicals Inc..............      120,000
     3,500   Minerals Technologies, Inc.........      143,281
     4,000   OM Group Inc.......................      146,000
                                                  -----------
                                                      409,281
                                                  -----------
             COMMUNICATIONS (0.6%)
     3,187  *Mastec Inc.........................       66,927
                                                  -----------
             COMPUTER & RELATED (19.8%)
     2,000  *3Com Corp..........................       89,625
     9,000  *Cisco Systems Inc..................      835,313
     4,000   Hewlett Packard Co.................      273,250
     3,000   Intel Corp.........................      355,688
     6,500   Texas Instruments Inc..............      556,156
     2,800   *Zebra Tech. Corp. CL A............       80,500
                                                  -----------
                                                    2,190,532
                                                  -----------
             COMPUTER/APPLICATIONS SOFTWARE (9.0%)
     4,500   Computer Associates Intl...........      191,812
     4,000  *Microsoft Corp.....................      554,750
     5,500  *Mapics Inc.........................       90,750
    10,000  *Mapinfo Corp.......................      155,000
                                                  -----------
                                                      992,312
                                                  -----------
             DRUGS (0.8%)
     5,000  *Applied Analytical Industries......       86,875
                                                  -----------

                                                    MARKET
  SHARES                COMMON STOCK                 VALUE
-------------------------------------------------------------
             ELECTRICAL EQUIPMENT (4.4%)
     6,666  *Analog Devices Inc.................  $   209,146
     7,500  *Anixter International Inc..........      152,344
     1,000   Xerox Corp.........................      118,000
                                                  -----------
                                                      479,490
                                                  -----------
             ENTERTAINMENT & LEISURE (1.9%)
     8,000   Cedar Fair.........................      208,000
                                                  -----------
             FOOD & RELATED (2.5%)
    10,000   Food Lion Inc. CL A................      106,250
    39,000   Food Lion Inc. CL B................       39,244
     6,000   Panamerican Beverages Inc. CL A....      130,875
                                                  -----------
                                                      276,369
                                                  -----------
             HOTEL/LODGING (1.2%)
     6,500  *Guest Supply Inc...................       77,594
     4,000  *Mirage Resorts Inc.................       59,750
                                                  -----------
                                                      137,344
                                                  -----------
             HOUSING, FURNITURE & RELATED (2.1%)
    10,500   Clayton Homes Inc..................      145,031
     7,500   Shelby Williams Industries Inc.....       90,000
                                                  -----------
                                                      235,031
                                                  -----------
             INDUSTRIAL SERVICES (2.2%)
    10,000  *Medar Inc..........................       11,250
     3,100  *Stericycle Inc.....................       49,988
     8,000   Regal Beloit Corp..................      184,000
                                                  -----------
                                                      245,238
                                                  -----------
             INSURANCE (1.5%)
    13,000   State Auto Financial Corp..........      160,875
                                                  -----------
             MACHINERY (0.9%)
     5,650   Hardinge Inc.......................      104,172
                                                  -----------
             MEDICAL & RELATED (13.4%)
     3,500   Baxter International...............      225,094
    12,500  *Capital Senior Living Corp.........      174,219
     5,600  *Foundation Health Corp.............       66,850
     1,500  *HCR Manor Care.....................       44,062
    20,000  *Health South Corp..................      308,750
     2,000  *Humana Inc.........................       35,625
    11,000  *Kendle Intl. Inc...................      257,125
     3,000   Mylan Laboratories.................       94,500
     3,350  *National Healthcare LP.............       51,925
     7,250  *Quorum Health Group Inc............       93,797
     3,000   United Healthcare Corp.............      129,188
                                                  -----------
                                                    1,481,135
                                                  -----------

                                                                     (continued)

ONE FUND, INC.
GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
  SHARES                COMMON STOCK                 VALUE
-------------------------------------------------------------
             METAL & MINING (3.5%)
    10,000   Amcast Industrial Corp.............  $   191,250
     3,250  *Wolverine Tube, Inc................       68,250
     6,000   Worthington Industries Inc.........       75,000
     5,000  *Wyman-Gordon Co....................       51,250
                                                  -----------
                                                      385,750
                                                  -----------
             OIL, ENERGY & NATURAL GAS (5.8%)
     7,000  *Louis Dreyfus Natural Gas Corp.....       99,750
     2,500  *Offshore Logistics Inc.............       71,250
     2,950   Schlumberger Ltd...................      136,069
     6,700  *Tesoro Petroleum Corp..............       81,237
     3,800   Transocean Offshore Inc............      101,887
     5,000   Williams Cos. Inc..................      155,938
                                                  -----------
                                                      646,131
                                                  -----------
             RESTAURANTS (3.4%)
    10,000  *Buffets Inc........................      119,375
    12,500  *Consolidated Products..............      257,812
                                                  -----------
                                                      377,187
                                                  -----------
             TEXTILES & RELATED (0.9%)
     4,000   Warnaco Group CL A.................      101,000
                                                  -----------
             TRANSPORTATION (4.4%)
     4,000  *Atlas Air Inc......................      195,750
     3,000   CNF Transportation Inc.............      112,687
     3,000   Trinity Industries.................      115,500
     3,500  *Wisconsin Central Trans. Corp......       60,156
                                                  -----------
                                                      484,093
                                                  -----------
             TOTAL COMMON STOCK (104.8%)
              (COST $7,509,296).................  $11,592,268
                                                  -----------

                                                    MARKET
  SHARES               PREFERRED STOCK               VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (0.4%)
     2,500   Howell Corp. $3.50 Series A Conv...  $    37,500
                                                  -----------
             TOTAL PREFERRED STOCK (0.4%)
              (COST $128,075)...................  $    37,500
                                                  -----------

   FACE                                             MARKET
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.8%)
$  308,000   American Express Credit Corp.
              3.500% 01/05/99...................  $   307,880
                                                  -----------
             INSURANCE SERVICES (1.7%)
   194,000   Prudential Funding 5.300%
              01/04/99..........................      193,914
                                                  -----------
             TOTAL SHORT-TERM NOTES (4.5%)
              (COST $501,794)...................  $   501,794
                                                  -----------
             TOTAL HOLDINGS (109.7%)
              (COST$8,139,165)(a)...............  $12,131,562
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (-9.7%)...............   (1,070,743)
                                                  -----------
             TOTAL NET ASSETS (100.0%)..........  $11,060,819
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

* Non-income producing securities.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $8,139,165)..............  $12,131,562
  Receivable for securities sold............       84,530
  Receivable for fund shares sold...........       14,825
  Dividends & accrued interest receivable...       10,098
  Other.....................................        2,519
                                              -----------
    Total assets............................   12,243,534
                                              -----------
Liabilities:
  Accounts payable..........................      107,604
  Payable for securities purchased..........       61,789
  Payable for fund shares redeemed..........       28,194
  Payable for investment management services
    (note 3)................................        3,483
  Accrued 12b-1 fees (note 6)...............        6,894
  Other accrued expenses....................       19,168
  Dividends payable.........................      955,583
                                              -----------
    Total liabilities.......................    1,182,715
                                              -----------
Net assets at market value..................  $11,060,819
                                              ===========
Net assets consist of:
  Par value, $.001 per share................  $       684
  Paid-in capital in excess of par value....    7,338,664
  Accumulated undistributed net realized
    gain on investments.....................     (270,926)
  Net unrealized appreciation on
    investments.............................    3,992,397
                                              -----------
Net assets at market value..................  $11,060,819
                                              ===========
Shares outstanding..........................      683,976
Net asset value per share...................  $     16.17
                                              ===========
Maximum offering price per share
  ($16.17/95%)..............................  $     17.02
                                              ===========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest....................................  $  17,831
  Dividends...................................     54,694
                                                ---------
    Total investment income...................     72,525
                                                ---------
Expenses:
  Management fees (note 3)....................     29,647
  12b-1 fees (note 6).........................     14,824
  Custodian fees (note 3).....................      2,564
  Directors' fees (note 3)....................        962
  Professional fees...........................      4,590
  Transfer agent & accounting fees............     28,772
  Filing fees.................................      5,974
  Printing, proxy and postage fees............      1,953
  Other.......................................        148
                                                ---------
    Total expenses............................     89,434
    Less expenses voluntarily reduced or
      reimbursed (note 3).....................     (8,894)
                                                ---------
    Net expenses..............................     80,540
                                                ---------
    Net investment income.....................     (8,015)
                                                ---------
Realized & unrealized loss on investments:
  Net realized loss from investments..........   (204,740)
  Net increase in unrealized depreciation on
    investments...............................   (621,072)
                                                ---------
      Net loss on investments.................   (825,812)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(833,827)
                                                =========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                              DECEMBER 31, 1998   JUNE 30, 1998
                                                              -----------------   -------------
From operations:
  Net investment gain (loss)................................     $    (8,015)      $     2,920
  Realized gain (loss) on investments.......................        (204,740)        1,329,264
  Unrealized gain (loss) on investments.....................        (621,072)          518,363
                                                                 -----------       -----------
      Net increase (decrease) in assets from operations.....        (833,827)        1,850,547
                                                                 -----------       -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................               0            (1,820)
  Distributions in excess of net investment income..........               0           (10,132)
  Capital gains distributions...............................        (955,579)         (889,104)
                                                                 -----------       -----------
      Total dividends and capital gains distributions.......        (955,579)         (901,056)
                                                                 -----------       -----------
From capital share transactions (note 4):
  Received from shares sold.................................       1,002,216         1,982,622
  Received from dividends reinvested........................               0           608,764
  Paid for shares redeemed..................................      (2,361,785)       (2,605,972)
                                                                 -----------       -----------
    Decrease in net assets derived from capital share
     transactions...........................................      (1,359,569)          (14,586)
                                                                 -----------       -----------
         Increase (decrease) in net assets..................      (3,148,975)          934,905
                                                                 -----------       -----------
Net Assets:
  Beginning of period.......................................      14,209,794        13,274,889
                                                                 -----------       -----------
  End of period.............................................     $11,060,819       $14,209,794
                                                                 ===========       ===========
  Includes underdistributed net investment income of........     $   (18,147)      $         0
                                                                 ===========       ===========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                              YEAR ENDED JUNE 30,
                                                              SIX MONTHS ENDED      ---------------------------------------
                                                              DECEMBER 31, 1998      1998       1997       1996       1995
                                                              -----------------     ------     ------     ------     ------
Per share data:
Net asset value, beginning of period........................       $18.68           $17.52     $15.47     $13.03     $11.67
Income from investment operations:
  Net investment income (loss)..............................        (0.01)            0.00       0.07       0.14       0.16
  Net realized & unrealized gain (loss) on investments......        (1.10)            2.41       2.73       2.72       2.17
                                                                   ------           ------     ------     ------     ------
    Total income (loss) from investment operations..........        (1.11)            2.41       2.80       2.86       2.33
                                                                   ------           ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00             0.00      (0.07)     (0.14)     (0.16)
  Distributions in excess of net investment income..........         0.00            (0.06)      0.00       0.00       0.00
  Distributions from net realized capital gains.............        (1.40)           (1.19)     (0.68)     (0.28)     (0.81)
                                                                   ------           ------     ------     ------     ------
    Total distributions.....................................        (1.40)           (1.25)     (0.75)     (0.42)     (0.97)
                                                                   ------           ------     ------     ------     ------
Net asset value, end of period..............................       $16.17           $18.68     $17.52     $15.47     $13.03
                                                                   ======           ======     ======     ======     ======
Total return................................................        (5.96)%(b)       14.13%     18.68%     22.22%     20.54%
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
  Expenses..................................................         1.36%(a)         1.24%      1.13%      0.90%      0.83%
  Net investment income (loss)..............................        (0.14)%(a)        0.02%      0.43%      0.99%      1.35%
Ratios assuming no fees waived or reimbursed by advisor:
  Expenses..................................................         1.52%(a)         1.39%      1.32%      1.15%      1.08%
  Net investment income (loss)..............................        (0.28)%(a)       (0.13)%     0.24%      0.74%      1.10%
Portfolio turnover rate.....................................           27%              40%        27%        22%        24%
Net assets at end of period (millions)......................       $ 11.1           $ 14.2     $ 13.3     $ 11.8     $  7.0

---------------
(a) Annualized.
(b) Calculated on an aggregate basis (not annualized).
(c) The advisor has elected to waive management fees equal to 0.15% of average net assets for the Income portfolio, but it may cease that waiver, in whole or in part, without prior notice.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

SMALL CAP PORTFOLIO

ONE FUND, INC.

 OBJECTIVE

To provide maximum capital growth by investing primarily in common stocks of small and medium sized companies. Under normal conditions, at least 65% of this portfolio's assets will be invested in common stocks of companies with market capitalization of less than $1 billion.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                    (13.35)%        (17.68)%
Three-year                    5.83%           4.04%
Since inception
  (11/1/94)                   9.28%           7.93%

The maximum sales charge is 5%. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The advisor is currently waiving fees of
 .15% for this portfolio. Had the fees not been waived, returns would have been lower.

 COMMENTS

As expected, financial markets have exhibited volatility over the second half of calendar 1998. Investors, in response to economic turmoil worldwide, sought out highly liquid, blue chip issues and Treasury securities in a flight quality. As a result, small capitalization issues have rebounded since then, a wide valuation disparity remains compared to larger capitalization issues.

The Small Cap Portfolio trailed the Russell 2000 Index's return during the six months ending December 31. In particular, capital goods and energy holdings performed poorly. Looking ahead to 1999, we anticipate volatility to continue. Despite disappointing near term results, we are encouraged by the considerable discount to both future growth prospects and larger capitalization issues. We are hopeful smaller capitalization issues will recover to more reasonable valuation levels.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not open to direct investment.

 TOP 10 STOCKS AS OF DECEMBER 31, 1998

                                         % of Portfolio
 1.  Source Information Mgmt                   4.1
 2.  Consolidated Products                     3.4
 3.  Atlas Air Inc                             3.4
 4.  Lo Jack Corp                              3.1
 5.  Kendle International Inc                  2.8
 6.  Map Info Corp                             2.8
 7.  Capital Senior Living                     2.8
 8.  WD-40 Company                             2.7
 9.  CTS Corp                                  2.6
10.  Specialty Equipment                       2.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                       % of Portfolio
Oil, Energy, and Natural Gas                14.0
Business Services                           10.8
Computer and Related                         8.9
Medical & Related                            7.7
Electronic/Components/Equipment              7.5

ONE FUND, INC.
SMALL CAP PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                     MARKET
 SHARES                COMMON STOCK                  VALUE
-------------------------------------------------------------
           AUTOMOTIVE & RELATED (1.7%)
  11,000   Defiance Inc.........................  $    72,875
                                                  -----------
           BANKING (2.9%)
   3,000   Flagstar Bancorp Inc.................       78,375
   5,000  *Investors Bancorp Inc................       44,375
                                                  -----------
                                                      122,750
                                                  -----------
           BUSINESS SERVICES (10.8%)
   5,500  *Alternative Resources Corp...........       58,437
  11,000  *Lo Jack Corp.........................      130,625
   4,000   Reynolds & Reynolds CL A.............       91,750
  15,000  *Source Information Management........      174,375
                                                  -----------
                                                      455,187
                                                  -----------
           CHEMICALS (2.7%)
   4,000   Hawkins Chemical Inc.................       40,000
   2,000   OM Group Inc.........................       73,000
                                                  -----------
                                                      113,000
                                                  -----------
           COMMUNICATIONS (0.8%)
   1,687  *Mastec Inc...........................       35,427
                                                  -----------
           COMPUTER & RELATED (8.9%)
   7,000  *Electronic Processing................       70,000
   7,500  *Map Info Corp........................      116,250
   2,500  *Mapics Inc...........................       41,250
   6,000  *Rand A Technology Corp...............       76,228
   2,500  *Zebra Tech Corp. CL A................       71,875
                                                  -----------
                                                      375,603
                                                  -----------
           CONSUMER PRODUCTS (0.9%)
   2,100  *Sola International Inc...............       36,225
                                                  -----------
           DRUGS (0.8%)
   2,000  *Applied Analytical Inds. Inc.........       34,750
                                                  -----------
           ELECTRICAL EQUIPMENT (7.5%)
   5,000  *Anixter International Inc............      101,563
   2,500   CTS Corp.............................      108,750
   2,000   Federal Signal Corp..................       54,750
  15,000  *Rohn Industries Inc..................       51,562
                                                  -----------
                                                      316,625
                                                  -----------
           ENTERTAINMENT & LEISURE (1.9%)
   3,000   Cedar Fair...........................       78,000
                                                  -----------
           FINANCIAL SERVICES (2.3%)
  10,000   Bando McGlocklin Capital Corp........       96,250
                                                  -----------
           FORESTRY & PAPER PRODUCTS (1.5%)
   4,500  *Fibermark Inc........................       61,312
                                                  -----------
           HOTEL/MOTEL (1.6%)
   5,500  *Guest Supply.........................       65,656
                                                  -----------
           HOUSING, FURNITURE & RELATED (1.4%)
   4,800   Shelby Williams Inds. Inc............       57,600
                                                  -----------
           INDUSTRIAL SERVICES (4.7%)
   4,000   Clarcor Inc..........................       80,000
   4,500   IMCO Recycling Inc...................       69,469

                                                     MARKET
 SHARES                COMMON STOCK                  VALUE
-------------------------------------------------------------
  10,000  *Medar Inc............................  $    11,250
  35,000  *Recycling Industries Inc.............       35,000
                                                  -----------
                                                      195,719
                                                  -----------
           INSURANCE SERVICES (1.8%)
   6,000   State Auto Financial Corp............       74,250
                                                  -----------
           MACHINERY (1.1%)
   2,600   Hardinge Inc.........................       47,937
                                                  -----------
           MEDICAL & RELATED (7.7%)
   5,000  *Capital Senior Living Corp...........      118,469
   5,000  *Kendle International Inc.............      116,875
   3,688  *Quorum Health Group Inc..............       47,707
   2,500  *Stericycle Inc.......................       40,312
                                                  -----------
                                                      323,363
                                                  -----------
           METAL & MINING (3.0%)
   2,500   Amcast Industrial Corp...............       47,813
   2,250  *Wolverine Tube Inc...................       47,250
   3,000  *Wyman Gordon Co......................       30,750
                                                  -----------
                                                      125,813
                                                  -----------
           OIL, ENERGY & NATURAL GAS (13.2%)
   7,500  *Louis Dreyfus Natural Gas Corp.......      106,875
  12,500  *Matrix Services......................       59,375
  15,000  *Meridian Resource Corp...............       47,812
  60,000  *Newstar Resources Inc. CL A..........       20,625
   2,500  *Offshore Logistics Inc...............       29,688
   8,000  *Santa Fe Energy Resources, Inc.......       59,000
   6,500  *Seim Industries Inc..................       51,359
   5,500  *Tesoro Petroleum Corp................       66,688
   4,000   WD-40 Co.............................      114,500
                                                  -----------
                                                      555,922
                                                  -----------
           RESTAURANTS (1.7%)
   6,000  *Buffets Inc..........................       71,625
                                                  -----------
           RETAIL (3.4%)
   6,875  *Consolidated Products Inc............      141,797
                                                  -----------
           TRANSPORTATION & EQUIPMENT (5.9%)
   3,000  *Atlas Air Inc........................      146,813
   3,500  *Avondale Industries Inc..............      101,500
                                                  -----------
                                                      248,313
                                                  -----------
           MISCELLANEOUS (2.6%)
   4,000  *Specialty Equipment..................      108,250
                                                  -----------
           TOTAL COMMON STOCK (90.8%) (COST
           $3,807,555)..........................  $ 3,814,249
                                                  -----------

                                                     MARKET
 SHARES        REAL ESTATE INVESTMENT TRUSTS         VALUE
-------------------------------------------------------------
   6,000   Commercial Net Lease Realty..........  $    79,500
   3,000   First Industrial Realty Trust........       80,438
   4,000   Healthcare Realty Trust Inc..........       89,250
   1,000   National Health Investors Inc........       24,687
                                                  -----------
           TOTAL REAL ESTATE INV. TRUSTS (6.5%)
           (COST $263,572)......................  $   273,875
                                                  -----------

                                                                     (continued)

ONE FUND, INC.
SMALL CAP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           OIL, ENERGY & NATURAL GAS (0.3%)
   1,000   Howell Corp. $3.50 Ser A Conv........  $    15,000
                                                  -----------
           TOTAL PREFERRED STOCK (0.3%)
            (COST $51,100)......................  $    15,000
                                                  -----------

  FACE                                              MARKET
 AMOUNT              SHORT-TERM NOTES                VALUE
-------------------------------------------------------------
           AUTOMOTIVE (6.6%)
$124,000   Ford Motor Credit Corp. 5.350%
            01/05/99............................  $   123,926
 155,000   General Motors Acceptance Corp.
            6.070% 01/04/99.....................      154,922
                                                  -----------
                                                      278,848
                                                  -----------

  FACE                                               MARKET
 AMOUNT              SHORT-TERM NOTES                VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (3.1%)
$130,000   American Express Credit Corp.
            3.500% 01/05/99.....................  $   129,949
                                                  -----------
           TOTAL SHORT-TERM NOTES (9.7%)
            (COST $408,797).....................  $   408,797
                                                  -----------
           TOTAL HOLDINGS (107.3%)
            (COST $4,531,024)(a)................  $ 4,511,921
                                                  -----------
           CASH & RECEIVABLES, NET OF
            LIABILITIES (-7.3%).................     (308,902)
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $ 4,203,019
                                                  ===========

---------------

(a) Also represents cost for Federal income tax purposes.

  * Non-income producing securities.

    The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
SMALL CAP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $4,531,024)...............  $4,511,921
  Cash in bank...............................         817
  Receivable for securities sold.............       5,400
  Receivable for fund shares sold............       5,568
  Dividends & accrued interest receivable....       4,603
  Deferred organizational expenses (note
    1).......................................         436
  Other......................................       2,965
                                               ----------
    Total assets.............................   4,531,710
                                               ----------
Liabilities:
  Payable for fund shares redeemed...........      27,313
  Payable for investment management services
    (note 3).................................       1,063
  Accrued 12b-1 fees (note 6)................       2,293
  Other accrued expenses.....................       6,464
  Dividends payable..........................     291,558
                                               ----------
    Total liabilities........................     328,691
                                               ----------
Net assets at market value...................  $4,203,019
                                               ==========
Net assets consist of:
  Par value, $.001 per share.................  $      400
  Paid-in capital in excess of par value.....   4,326,355
  Accumulated net realized income on
    investments..............................    (104,776)
  Net unrealized depreciation on
    investments..............................     (19,103)
  Undistributed net investment income........         143
                                               ----------
Net assets at market value...................  $4,203,019
                                               ==========
Shares outstanding...........................     400,000
Net asset value per share....................  $    10.51
                                               ==========
Maximum offering price per share
  ($10.51/95%)...............................  $    11.06
                                               ==========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest....................................  $  29,589
  Dividends...................................     30,842
                                                ---------
    Total investment income...................     60,431
                                                ---------
Expenses:
  Management fees (note 3)....................     15,370
  12b-1 fees (note 6).........................      5,912
  Custodian fees (note 3).....................      2,486
  Directors' fees (note 3)....................        450
  Professional fees...........................      1,787
  Transfer agent & accounting fees............     17,490
  Filing fees.................................      2,151
  Printing, proxy and postage fees............        969
  Organizational expense (note 1).............        258
  Other.......................................         74
                                                ---------
    Total expenses............................     46,947
    Less expenses voluntarily reduced or
      reimbursed (note 3).....................     (5,813)
                                                ---------
    Net expenses..............................     41,134
                                                ---------
    Net investment income.....................     19,297
                                                ---------
Realized & unrealized loss on investments:
  Net realized loss from investments..........   (241,232)
  Net increase in unrealized depreciation on
    investments...............................   (672,247)
                                                ---------
    Net loss on investments...................   (913,479)
                                                ---------
    Net decrease in net assets from
      operations..............................  $(894,182)
                                                =========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
SMALL CAP PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                              DECEMBER 31, 1998    JUNE 30, 1998
                                                              -----------------    -------------
From operations:
  Net investment income.....................................     $    19,297        $   27,404
  Realized gain (loss) on investments.......................        (241,232)          726,343
  Unrealized loss on investments............................        (672,247)         (202,189)
                                                                 -----------        ----------
      Net increase (decrease) in assets from operations.....        (894,182)          551,558
                                                                 -----------        ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................         (19,200)          (26,854)
  Capital gains distributions...............................        (272,363)         (547,755)
                                                                 -----------        ----------
      Total dividends and distributions.....................        (291,563)         (574,609)
                                                                 -----------        ----------
From capital share transactions (note 4):
  Received from shares sold.................................         348,646         1,281,269
  Received from dividends reinvested........................               0           274,091
  Paid for shares redeemed..................................        (786,136)         (909,621)
                                                                 -----------        ----------
      Increase (decrease) in net assets derived from capital
       share transactions...................................        (437,490)          645,739
                                                                 -----------        ----------
         Increase (decrease) in net assets..................      (1,623,235)          622,688
                                                                 -----------        ----------
Net Assets:
  Beginning of period.......................................       5,826,254         5,203,566
                                                                 -----------        ----------
  End of period.............................................     $ 4,203,019        $5,826,254
                                                                 ===========        ==========
  Includes undistributed net investment income of...........     $       143        $       46
                                                                 ===========        ==========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                    YEARS ENDED JUNE 30,
                                                            SIX MONTHS ENDED     --------------------------    NOVEMBER 1, 1994
                                                            DECEMBER 31, 1998     1998      1997      1996     TO JUNE 30, 1995
                                                            -----------------    ------    ------    ------    ----------------
Per share data:
Net asset value, beginning of period......................       $13.32          $13.30    $12.82    $10.63         $10.00
Income from investment operations:
  Net investment income...................................         0.05            0.06      0.11      0.26           0.22
  Net realized & unrealized gain (loss) on investments....        (2.13)           1.30      1.67      2.26           0.67
                                                                 ------          ------    ------    ------         ------
    Total income (loss) from investment operations........        (2.08)           1.36      1.78      2.52           0.89
                                                                 ------          ------    ------    ------         ------
Less distributions:
  Dividends from net investment income....................        (0.05)          (0.06)    (0.11)    (0.25)         (0.22)
  Distributions from net realized capital gains...........        (0.68)          (1.28)    (1.19)    (0.08)         (0.04)
                                                                 ------          ------    ------    ------         ------
    Total distributions...................................        (0.73)          (1.34)    (1.30)    (0.33)         (0.26)
                                                                 ------          ------    ------    ------         ------
Net asset value, end of period............................       $10.51          $13.32    $13.30    $12.82         $10.63
                                                                 ======          ======    ======    ======         ======
Total return..............................................       (15.62)%(b)      10.56%    14.82%    24.10%          8.91%(b)
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
  Expenses................................................         1.74%(a)        1.67%     1.35%     0.94%          1.00%(a)
  Net investment income...................................         0.82%(a)        0.47%     0.89%     2.21%          3.19%(a)
Ratios assuming no fees waived or reimbursed by advisor:
  Expenses................................................         2.00%(a)        1.82%     1.62%     1.27%          1.31%(a)
  Net investment income...................................         0.57%(a)        0.32%     0.62%     1.88%          2.88%(a)
Portfolio turnover rate...................................           33%             77%       34%       34%             8%
Net assets at end of period (millions)....................       $  4.2          $  5.8    $  5.2    $  4.5         $  2.9

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to waive management fees equal to 0.15% of average net assets for the Income portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

INTERNATIONAL PORTFOLIO

ONE FUND, INC.

 OBJECTIVE

To provide long-term capital growth by investing primarily in common stock (and securities convertible into common stocks) of foreign companies. When deemed appropriate for temporary defensive purposes, it may invest in short-term debt instruments, U.S. Government obligations or in U.S. common stock.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                    (2.71)%         (7.57)%
Three-year                   3.92%           2.16%
Five-year                    6.59%           5.50%
Since inception
  (5/1/93)                  10.68%           9.67%

The maximum sales charge is 5%. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 COMMENTS

Despite continued concerns over the impact of the Asian crisis on global economies, European indices surged ahead until mid-July. At that time, Russia devalued its currency and defaulted on its Ruble denominated obligations, the outlook in Latin American markets worsened as Brazil became an area of increased worries, and a large U.S. hedge fund collapsed in September. Within a few weeks, mature markets lost 20 to 30% while emerging markets were once again decimated.

In Asia, Japanese equities weakened farther as additional evidence of deteriorating economic conditions and slow progress made toward the implementation of long-awaited banking reforms. Global market developments placed other Asian markets under pressure. Meanwhile, in Latin America, the possibility of additional currency devaluations continued to weigh on local stock markets.

In such an environment, small capitalization stocks fared even worse than large capitalization stocks and suffered steep losses. Smaller stocks account for the large majority of the Funds' holdings: while world markets stabilized later in the year, Blue chips gained and reversed most of their losses, many of the small issues did not recover. The performance of the Funds was therefore negatively impacted by those developments.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not open to direct investment.

 TOP 10 STOCKS AS OF DECEMBER 31, 1998

                                        % of Portfolio
 1.  Societe Immobiliere Marseillaise         4.6
 2.  Kuehne & Nagel Internat. Settl.
     AG Bearer                                4.1
 3.  Taittinger C.I                           4.1
 4.  Fuji Photo Film Co LTD                   3.6
 5.  Buderus AG                               3.6
 6.  Bank for International
     Settlements
     (US Tranche)                             3.5
 7.  Cheil Ito-Yokado Co LTD                  3.4
 8.  Toho Co                                  3.0
 9.  Societe General D'Affichage              2.7
10.  Vivendi                                  2.6

 TOP 5 COUNTRIES/REGIONS AS OF DECEMBER 31, 1998

                                       % of Portfolio
Japan                                       20.3
France                                      10.6
Switzerland                                  9.4
United Kingdom                               6.7
Germany                                      5.1

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
SHARES                COMMON STOCK                  VALUE
------------------------------------------------------------
          JAPAN (24.9%)
 40,000   Aida Engineering Ltd (19)............  $   143,115
 12,100   Chofu Seisakusho (9).................      134,356
 35,000   Dai-Tokyo Fire Marine Ins Co Ltd
          (18)................................      123,375
 65,000   Dowa Fire & Marine Ins Co Ltd (18)...      240,582
 10,000   Fuji Photo Film Co. Ltd (9)..........      370,126
  2,000   Hitachi Ltd ADR (11).................      120,875
 30,000  *Iino Kaiun Kaisha (32)...............       50,231
  5,000   Ito-Yokado Co. Ltd (28)..............      348,094
 45,000   Nisshinbo Industries Inc (31)........      156,246
  2,000   Secom Co. Ltd (29)...................      164,970
  8,000   Shimano Inc. (9).....................      205,508
  5,000   Shiseido Company (9).................       63,979
 20,000   Shoei Co. (31).......................       97,466
  2,200   Toho Co. (20)........................      300,119
                                                 -----------
                                                   2,519,042
                                                 -----------
          FRANCE (20.8%)
  1,000   Conflandey (30)......................       37,569
  1,000   Elf Aquitaine (12)...................      115,569
  2,000   Emin Leydier (24)....................       86,587
  1,000   Gaumont SA (20)......................       67,982
  1,000   Didot-Bottin (25)....................      144,908
  1,500   Legrand ADP (10).....................      238,830
  1,000   NSC Groupe (19)......................      123,440
    350   Promodes C.I. (28)...................      156,537
    200   Societe Immobillere Marseillaise
           (35)................................      463,706
    700   Taittinger (13)......................      415,761
  1,000   Vivendi (33).........................      259,403
                                                 -----------
                                                   2,110,292
                                                 -----------
          SWITZERLAND (16.1%)
     55   Bank of Intl. Settlements (3)........      350,255
    700   Edipresse SA Bearer (25).............      201,237
    500   Kuehne & Nagel Intl. AG (32).........      418,486
     50   Lindt & Sprungli AG (13).............      131,004
    850   Sika Finanz AG Bearer (7)............      254,876
    750   Societe Generale d'Affichage (20)....      276,201
                                                 -----------
                                                   1,632,059
                                                 -----------
          GERMANY (6.0%)
  1,500   Bayer AG (7).........................       63,020
  1,000   Buderus AG (5).......................      369,380
 12,000   Gerresheimer Glas AG (9).............      176,582
                                                 -----------
                                                     608,982
                                                 -----------
          NEW ZEALAND (4.2%)
130,549   Carter Holt Harvey Ltd (14)..........      116,781
 34,370   Independent Press Comm. (25).........      135,641
130,000   Shortland Properties Ltd (27)........       45,832
300,260   Tasman Agriculture Ltd (1)...........      126,397
                                                 -----------
                                                     424,651
                                                 -----------
          HONG KONG (3.7%)
924,416   CDL Hotels Intl. Ltd. (16)...........      243,350
300,000   Shaw Brothers (Hong Kong) Ltd (20)...      129,719
                                                 -----------
                                                     373,069
                                                 -----------

                                                   MARKET
SHARES                COMMON STOCK                  VALUE
------------------------------------------------------------
          LATIN AMERICA (3.3%)
 35,000   Antofagasta Holdings plc (34)........  $   103,019
  5,000   Banco Latinoamericano 'Bladex' (3)...       83,125
 46,715   Cresud S.A. (1)......................       56,110
151,543   Ledesma SA (1).......................       95,561
                                                 -----------
                                                     337,815
                                                 -----------
          SINGAPORE (3.1%)
 65,000   Clipsal Industries Ltd (10)..........       65,000
100,000   DelGro Corp. (32)....................      129,618
 75,000   Times Publishing Ltd (25)............      117,202
                                                 -----------
                                                     311,820
                                                 -----------
          BELGIUM (2.7%)
    500   Deceuninck Plastics Ind. SA (4)......      162,378
  1,000   Engrais Rosier SA (1)................      113,337
                                                 -----------
                                                     275,715
                                                 -----------
          NETHERLANDS (2.1%)
  4,500   Apothekers Cooperatie OPG (17).......      129,030
  7,000   European City Estates NV (27)........       87,137
                                                 -----------
                                                     216,167
                                                 -----------
          SWEDEN (1.8%)
  7,000   IRO AB (34)..........................       70,648
  8,000   PLM AB (23)..........................      115,204
                                                 -----------
                                                     185,852
                                                 -----------
          UNITED KINGDOM (1.1%)
 25,000  *McBride plc (9)......................       41,456
 55,000   Royal Doulton plc (9)................       72,051
                                                 -----------
                                                     113,507
                                                 -----------
          NORWAY (0.9%)
  7,500   Schibsted AS (25)....................       94,756
                                                 -----------
          FINLAND (0.8%)
  1,000   Vaisala Oy A (11)....................       82,370
                                                 -----------
          MEXICO (0.8%)
 44,577   Industrias Penoles SA de CV (21).....       75,719
                                                 -----------
          MISCELLANEOUS (0.7%)
 5,000    North European Oil Royalty Tr.
           (12)................................       68,440
                                                 -----------
          TOTAL COMMON STOCK (93.0%)
           (COST $9,960,455)...................  $ 9,430,256
                                                 -----------

  FACE                                                MARKET
 AMOUNT              CONVERTIBLE DEBENTURES           VALUE
--------------------------------------------------------------
                NON U.S. DOLLAR (2.6%)
$780,000   FF   Immobiliere Hoteliere
                 5.000% due 01/01/01 (33)........  $    99,262
  50,000   GBP  BAA plc
                 5.750% due 03/29/06 (32)........      108,408
 170,000   NZ   Shortland Properties Inc.
                 7.500% due 12/31/98 (27)........       59,934
                                                   -----------
                TOTAL CONVERTIBLE DEBENTURES
                 (2.6%)
                 (COST $268,229).................  $   267,604
                                                   -----------

                                                                     (continued)

ONE FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

  FACE                                                MARKET
 AMOUNT            NON-CONVERTIBLE DEBENTURES         VALUE
--------------------------------------------------------------
                NON-U.S. DOLLAR (3.3%)
$335,000   AUD  Queensland Treasury 8.000% due
                 09/14/07 (15)...................  $   242,384
 175,000   NZ   Trans Power Finance Ltd. 8.000%
                 due 02/15/02 (15)...............       97,349
                                                   -----------
                TOTAL NON-CONVERTIBLE BONDS
                 (3.3%)
                 (COST $364,584).................      339,733
                                                   -----------

  FACE                                                MARKET
 AMOUNT                 SHORT-TERM NOTES              VALUE
--------------------------------------------------------------
                FINANCIAL SERVICES (3.4%)
$341,000        American Express 3.000%
                 01/06/99........................  $   340,858
                                                   -----------

  FACE                                               MARKET
 AMOUNT                 SHORT-TERM NOTES              VALUE
--------------------------------------------------------------
                INSURANCE SERVICES (2.6%)
$263,000        Prudential Funding Corp. 4.750%
                 01/04/99........................  $   262,896
                                                   -----------
                TOTAL SHORT-TERM NOTES (6.0%)
                 (COST $603,754).................  $   603,754
                                                   -----------
                TOTAL HOLDINGS (104.9%)
                 (COST $11,197,022) (a)..........  $10,641,347
                                                   -----------
                CASH & RECEIVABLES,
                 NET OF LIABILITIES (-4.9%)......     (498,963)
                                                   -----------
                TOTAL NET ASSETS (100.0%)........  $10,142,384
                                                   ===========

---------------

(a) Also represents cost for Federal income tax purposes.

 * Non-income producing securities.

FOREIGN CURRENCIES
NZ  -- New Zealand Dollar
FF  -- French Franc
GBP -- British Pound
AUD -- Australian Dollar

INDUSTRY CLASSIFICATIONS

 (1) Agriculture               (19) Machinery
 (2) Automotive                (20) Media
 (3) Banking                   (21) Metal (non-ferrous)
 (4) Building Products         (22) Mining
 (5) Capital Goods             (23) Packaging
 (6) Cement                    (24) Paper
 (7) Chemicals                 (25) Publishing
 (8) Computer Products         (26) Rail Equipment
 (9) Consumer Products         (27) Real Estate
(10) Electrical Products       (28) Retailing
(11) Electronics               (29) Services
(12) Energy and Oil            (30) Steel
(13) Food & Beverage           (31) Textile
(14) Forest Products           (32) Transportation
(15) Governmental              (33) Utilities
(16) Hotels                    (34) Miscellaneous
(17) Health Care               (35) Holding Companies
(18) Insurance

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $11,197,023).............  $10,641,347
  Cash in bank..............................       23,567
  Unrealized gain on forward currency
    contracts (note 5)......................       15,061
  Receivable for fund shares sold...........           26
  Dividends & accrued interest receivable...       39,439
  Other.....................................        1,272
                                              -----------
    Total assets............................   10,720,712
                                              -----------
Liabilities:
  Unrealized loss on forward currency
    contracts (note 5)......................      236,743
  Payable for investment management services
    (note 3)................................        6,840
  Accrued 12b-1 fees (note 6)...............        7,133
  Dividends payable.........................      285,520
  Other accrued expenses....................       42,092
                                              -----------
    Total liabilities.......................      578,328
                                              -----------
Net assets at market value..................  $10,142,384
                                              ===========
Net assets consist of:
  Par value, $.001 per share................  $       893
  Paid-in capital in excess of par value....   11,222,592
  Accumulated undistributed net realized
    income on investments...................     (123,064)
  Net unrealized appreciation (depreciation)
    on:
    Investments (note 1)....................     (555,676)
    Foreign currency related transactions...        1,517
    Forward currency contracts (note 5).....     (221,682)
  Undistributed net investment income.......     (182,193)
                                              -----------
Net assets at market value..................  $10,142,387
                                              ===========
Shares outstanding..........................      892,767
Net asset value per share...................  $     11.36
                                              ===========
Maximum offering price per share
  ($11.36/95%)..............................  $     11.96
                                              ===========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest
    (net of $824 foreign taxes withheld).....  $    34,876
  Dividends
    (net of $5,086 foreign taxes withheld)...       87,055
                                               -----------
    Total investment income..................      121,931
Expenses:
  Management fees (note 3)...................       53,644
  12b-1 fees (note 6)........................       14,901
  Custodian fees (note 3)....................       30,955
  Directors' fees (note 3)...................        1,287
  Professional fees..........................        5,006
  Transfer agent & accounting fees...........       28,992
  Filing fees................................        7,885
  Printing, proxy and postage fees...........        2,692
  Other......................................          246
                                               -----------
    Total expenses...........................      145,608
    Less expenses voluntarily reduced or
      reimbursed (note 3)....................      (17,467)
                                               -----------
    Net expenses.............................      128,141
                                               -----------
    Net investment loss......................       (6,210)
                                               -----------
Realized & unrealized loss on investments &
  foreign currency:
  Net realized gain (loss) from:
    Investments..............................     (302,390)
    Forward currency related transactions....     (176,174)
  Net increase in unrealized depreciation on:
      Investments............................     (494,113)
      Foreign currency related
         transactions........................     (395,724)
                                               -----------
      Net loss on investments................   (1,368,401)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(1,374,611)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                              DECEMBER 31, 1998    JUNE 30, 1998
                                                              -----------------    -------------
From operations:
  Net investment income (loss)..............................     $    (6,210)       $   142,380
  Realized gain (loss) on investments and foreign currency
    related transactions....................................        (478,564)         1,670,517
  Unrealized loss on investments and foreign currency
    related transactions....................................        (889,837)        (2,430,256)
                                                                 -----------        -----------
      Net decrease in assets from operations................      (1,374,611)          (617,359)
                                                                 -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................             (97)          (139,103)
  Capital gains and foreign currency related transactions
    distributions...........................................        (285,520)        (2,283,120)
                                                                 -----------        -----------
      Total dividends and distributions.....................        (285,617)        (2,422,223)
                                                                 -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................         327,844          3,159,453
  Received from dividends reinvested........................              97          1,971,077
  Paid for shares redeemed..................................      (3,088,131)        (6,838,385)
                                                                 -----------        -----------
      Decrease in net assets derived from capital share
       transactions.........................................      (2,760,190)        (1,707,855)
                                                                 -----------        -----------
         Decrease in net assets.............................      (4,420,418)        (4,747,437)
                                                                 -----------        -----------
Net Assets:
  Beginning of period.......................................      14,562,805         19,310,242
                                                                 -----------        -----------
  End of period.............................................     $10,142,387        $14,562,805
                                                                 ===========        ===========
  Includes undistributed net investment income of...........     $  (182,193)       $       288
                                                                 -----------        -----------

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                            YEARS ENDED JUNE 30,
                                                               SIX MONTHS ENDED     ------------------------------------
                                                              DECEMBER 31, 1998      1998      1997      1996      1995
                                                              ------------------    ------    ------    ------    ------
Per share data:
Net asset value, beginning of period........................        $12.92          $15.45    $14.47    $12.89    $13.32
Income (loss) from investment operations:
  Net investment income (loss)..............................         (0.01)           0.12      0.14      0.10      0.14
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions...........................         (1.23)          (0.63)     1.92      2.24      0.63
                                                                    ------          ------    ------    ------    ------
    Total income (loss) from investment operations..........         (1.24)          (0.51)     2.06      2.34      0.77
                                                                    ------          ------    ------    ------    ------
Less distributions:
  Dividends from net investment income......................          0.00           (0.12)    (0.15)    (0.39)    (0.14)
  Distributions from net realized capital gains and foreign
    currency transactions...................................         (0.32)          (1.90)    (0.93)    (0.37)    (1.06)
                                                                    ------          ------    ------    ------    ------
    Total distributions.....................................         (0.32)          (2.02)    (1.08)    (0.76)    (1.20)
                                                                    ------          ------    ------    ------    ------
Net asset value, end of period..............................        $11.36          $12.92    $15.45    $14.47    $12.89
                                                                    ======          ======    ======    ======    ======
Total return................................................         (9.60)%(b)      (4.84)%   14.76%    18.65%     6.44%
Ratios and supplemental data:
Ratios net of fees reimbursed by advisor (c):
  Expenses..................................................          2.16%(a)        2.10%     1.87%     1.72%     1.50%
  Net investment income (loss)..............................         (0.10)%(a)       0.85%     0.99%     0.70%     1.11%
Ratios assuming no fees reimbursed by advisor:
  Expenses..................................................          2.45%(a)        2.20%     1.98%     1.72%     1.50%
  Net investment income (loss)..............................         (0.40)%(a)       0.75%     0.88%     0.70%     1.11%
Portfolio turnover rate.....................................            23%             12%        9%       20%       39%
Net assets at end of period (millions)......................        $ 10.1          $ 14.6    $ 19.3    $ 15.1    $ 12.0

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to reimburse certain operating expenses of the International Portfolio.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

GLOBAL CONTRARIAN PORTFOLIO

ONE FUND, INC.

 OBJECTIVE

To provide long-term capital growth by investing in foreign and domestic securities that, in the judgment of the portfolio manager, are undervalued or presently out of favor with other investors but have positive prospects for eventual recovery. Under normal market conditions, at least 65% of the portfolio's assets will be invested in conformity with its investment objectives.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                    (8.15)%         (12.74)%
Three-year                   3.64%            1.89%
Since inception
  (11/1/94)                  5.17%            3.88%

The above returns reflect the maximum sales charge of 5% for this portfolio. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 COMMENTS

The Global Contrarian Portfolio contains mostly small and obscure stocks which we believe are neglected. They also have exposure to commodity and/or "hard asset" related stocks in U.S. as well as foreign markets. Finally, they hold emerging market debt instruments, both corporate and sovereign. Stock markets fell sharply around the world during the third quarter and then rebounded sharply during the fourth quarter. Small stocks and commodity related stocks continued to fare poorly, especially compared to the big growth stocks.

The portfolio has been reducing its exposure to commodities-related securities over the last eighteen months as weaker global economic growth is anticipated in the medium-term following the Asian crisis. Exposure to certain Latin American debt instruments has also been reduced. Simultaneously, the portfolio recently started buying selected stocks and bonds that appear depresses significantly in a few Asian countries, as well as Australia, the U.S., and Europe.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not open to direct investment.

 TOP 10 STOCKS AS OF DECEMBER 31, 1998

                                         % of Portfolio
 1.  Kuehne & Nagel International AG
     Bearer                                    4.8
 2.  Edipresse SA Bearer                       4.1
 3.  Freeport McMoRan Copper & Gold
     Inc
     Preferred Ser 'D'                         3.4
 4.  Lawter International, Inc                 3.3
 5.  Buderus                                   2.8
 6.  Bank of International Settlements         2.7
 7.  CDL Hotels International Limited          2.6
 8.  Fuji Photo Film                           2.6
 9.  East Texas Financial Services Inc         2.4
10.  Kaneb Services Inc                        2.3

 TOP 5 COUNTRIES AS OF DECEMBER 31, 1998

                                       % of Portfolio
United States                               32.6
Japan                                       11.6
Switzerland                                  9.3
Hong Kong                                    5.0
Indonesia                                    4.7

The risk associated with investing on a worldwide basis include differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                     MARKET
 SHARES              U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           CHEMICALS (3.3%)
  10,000   Lawter International Inc..............  $  116,250
                                                   ----------
           CAPITAL GOODS (3.9%)
   2,000   Bandag Inc. CL A......................      69,750
   1,000   Franklin Electric Co. Inc.............      67,500
                                                   ----------
                                                      137,250
                                                   ----------
           CONSUMER PRODUCTS (2.2%)
   2,000   Allen Organ Co. CL B..................      76,000
                                                   ----------
           FOOD & RELATED (1.8%)
   5,000   Seneca Food Corp CL A.................      61,250
                                                   ----------
           FINANCE (3.9%)
  10,500   East Texas Financial Services.........      85,313
   4,000   First Federal Financial Corp..........      50,000
                                                   ----------
                                                      135,313
                                                   ----------
           FORESTRY & PAPER PRODUCTS (3.5%)
     500   Georgia Pacific Corp. Timber Group....      11,906
   1,500   Greif Brothers Corp. CL A.............      43,781
   1,500   Rayonier Inc..........................      68,906
                                                   ----------
                                                      124,593
                                                   ----------
           METALS & MINING (1.5%)
   1,000   Reynolds Metals Company...............      52,688
                                                   ----------
           OIL AND ENERGY (3.9%)
  25,000   San Juan Basin Royalty Trust..........     135,938
                                                   ----------
           REAL ESTATE (1.0%)
   2,000   Alico, Inc............................      36,000
                                                   ----------
           SERVICES (7.6%)
   2,000   Chemed Corp...........................      67,000
  20,000   Kaneb Services Inc....................      81,250
   2,000   Manpower Inc..........................      50,375
   3,000   UniFirst Corporation..................      68,438
                                                   ----------
                                                      267,063
                                                   ----------
           TOTAL U.S. COMMON STOCK (32.6%) (COST
            $1,126,982)..........................  $1,142,345
                                                   ----------

                                                     MARKET
 SHARES             FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
           JAPAN (9.3%)
  10,000   DaiTokyo Fire & Marine Ins Ltd (18)...  $   35,250
  15,000   Dowa Fire & Marine Ins Co Ltd (18)....      55,519
   2,500   Fuji Photo Film Co. Ltd (9)...........      92,531
  10,000   Nittetsu Mining Co. Ltd (22)..........      25,821
     400   Toho Co. (20).........................      54,567
  10,000   Yomeishu Seizo Co. Ltd (13)...........      63,538
                                                   ----------
                                                      327,226
                                                   ----------
           SWITZERLAND (11.6%)
      15   Bank for Intl. Settlements (3)........      95,524
     500   Edipresse SA 'Bearer' (25)............     143,741
     200   Kuehne & Nagel Intl. AG (32)..........     167,394
                                                   ----------
                                                      406,659
                                                   ----------

                                                     MARKET
 SHARES             FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
           HONG KONG (5.0%)
 350,000   CDL Hotels Intl. Ltd (16).............  $   89,900
 200,000   Shaw Brothers Ltd (20)................      86,480
                                                   ----------
                                                      176,380
                                                   ----------
           FRANCE (4.5%)
   1,500   Emin Leydier (24).....................      64,940
     500   Groupe NSC (19).......................      61,720
     600   Rougier SA (14).......................      29,754
                                                   ----------
                                                      156,414
                                                   ----------
           NEW ZEALAND (3.5%)
  10,000   Independent Press Comm. (25)..........      39,465
  20,000   Shortland Properties Ltd (27).........      70,511
  50,000   Wrightson Ltd (1).....................      11,050
                                                   ----------
                                                      121,026
                                                   ----------
           GERMANY (3.3%)
     200   Buderus AG (5)........................      73,876
     100   Axel Springer Verlag AG (20)..........      42,043
                                                   ----------
                                                      115,919
                                                   ----------
           NETHERLANDS (2.7%)
   2,000   Bosch & Keuning (20)..................      60,645
   2,600   European City Estates NV (27).........      32,365
                                                   ----------
                                                       93,010
                                                   ----------
           MEXICO (2.6%)
 500,000   Grupo Fernandez Editores (25).........      39,626
  17,500   Industrias Penoles S.A. de C.V.
            (21).................................      53,004
                                                   ----------
                                                       92,630
                                                   ----------
           SINGAPORE (1.8%)
  50,000   DelGro Corp. Ltd (34).................      64,809
                                                   ----------
           SOUTH AFRICA (1.7%)
   3,000   Anglogold Ltd ADR (22)................      58,688
                                                   ----------
           LATIN AMERICA (1.4%)
  10,000   Antofagasta Holding plc (35)..........      29,434
  30,308   Ledesma SA (1)........................      19,112
                                                   ----------
                                                       48,546
                                                   ----------
           BELGIUM (1.2%)
     376   Engrais Rosier SA (34)................      42,615
                                                   ----------
           TURKEY (0.2%)
     500   USAS UCAK Servisi (29)................       7,134
                                                   ----------
           TOTAL FOREIGN COMMON STOCK (48.8%)
            (COST $2,207,041)....................  $1,711,056
                                                   ----------
           TOTAL COMMON STOCK (81.4%) (COST
            $3,334,023)..........................  $2,853,401
                                                   ----------

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           U.S. (1.2%)
   3,000   Price Enterprises Inc. Ser. A (29)....  $   41,438
                                                   ----------

                                                                     (continued)

ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                     MARKET
 SHARES               PREFERRED STOCK                VALUE
-------------------------------------------------------------
           INDONESIA (4.7%)
  10,000   Freeport McMoRan Pfd. 'D' (22)........  $  117,500
   4,000   Freeport McMoRan Pfd. 'C' (22)........      49,000
                                                   ----------
                                                      166,500
                                                   ----------
           TOTAL FOREIGN PREFERRED STOCK
            (5.9%) (COST $374,971)...............  $  207,938
                                                   ----------

  FACE                                               MARKET
 AMOUNT            NON-CONVERTIBLE BONDS             VALUE
-------------------------------------------------------------
           U.S. DOLLAR (1.0%)
$ 50,000   PT Pabrik Kertas Tjiwi Kimia 13.250%
            due 08/01/01 (14)....................  $   33,250
                                                   ----------
           TOTAL NON-CONVERTIBLE BONDS
            (1.0%) (COST $50,769)................  $   33,250
                                                   ----------

  FACE                                               MARKET
 AMOUNT            CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
           U.S. DOLLAR (6.1%)
$ 55,000   IRSA Inversiones y Representaciones
            4.500% 08/02/03 (27).................  $   55,963
 100,000   International Container Terminal Svcs
            Inc. 1.750% 03/13/04 (32)............      76,500
 100,000   Tipco Asphalt Co. 2.750% 09-16-06
            (6)..................................      80,500
                                                   ----------
                                                      212,963
                                                   ----------
           NON U.S. DOLLAR (1.9%)
 100,000   NZ Shortland Properties Inc. 7.500%
            due12/31/98 (27).....................      35,255
 260,000   FF Immobilier Hoteliere 5.000% due
              01/01/01 (16)......................      33,085
                                                   ----------
                                                       68,340
                                                   ----------
           TOTAL CONVERTIBLE DEBENTURES
            (8.0%) (COST $319,328)...............  $  281,303
                                                   ----------

  FACE                                               MARKET
 AMOUNT               SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
           AUTOMOTIVE & RELATED (5.8%)
$204,000   Ford Motor Credit Corp. 5.970%
            01/06/99.............................  $  203,831
                                                   ----------
           ELECTRICAL EQUIPMENT (5.9%)
 206,000   Xerox Capital Europe 5.300%
            01/07/99.............................     205,818
                                                   ----------
           FINANCE (5.6%)
 196,000   American Express 4.000% 01/08/99......     195,848
                                                   ----------
           INSURANCE (5.3%)
 187,000   Prudential Funding Corp. 4.750%
            01/04/99.............................     186,926
                                                   ----------
           TOTAL SHORT-TERM NOTES
            (22.6%) (COST $792,493)..............  $  792,423
                                                   ----------
           TOTAL HOLDINGS (118.9%)
            (COST $4,871,584)(A).................  $4,168,315
                                                   ----------
           CASH & RECEIVABLES, NET OF LIABILITIES
            (-18.9%).............................    (661,625)
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $3,506,690
                                                   ==========

---------------

(a) Also represents cost for Federal income tax purposes.

FOREIGN CURRENCIES
NZ -- New Zealand Dollar
FF -- French Franc

Industry Classifications
(1)  Agriculture
(2)  Automotive
(3)  Banking
(4)  Building Products
(5)  Capital Goods
(6)  Cement
(7)  Chemicals
(8)  Computer Products
(9)  Consumer Products
(10) Electrical Products
(11) Electronics
(12) Energy and Oil
(13) Food & Beverage
(14) Forest Products
(15) Governmental
(16) Hotels
(17) Health Care
(18) Insurance
(19) Machinery
(20) Media
(21) Metal (non-ferrous)
(22) Mining
(23) Packaging
(24) Paper
(25) Publishing
(26) Rail Equipment
(27) Real Estate
(28) Retailing
(29) Services
(30) Steel
(31) Textile
(32) Transportation
(33) Utilities
(34) Miscellaneous
(35) Holding Companies

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $4,871,583)...............  $4,168,315
  Receivable for securities sold.............     100,830
  Dividends & accrued interest receivable....      15,792
  Other......................................       2,742
                                               ----------
    Total assets.............................   4,287,679
                                               ----------
Liabilities:
  Accounts payable...........................      73,860
  Unrealized loss on forward currency
    contracts (note 5).......................       4,745
  Accrued 12b-1 fees (note 6)................       2,687
  Dividends payable..........................     685,937
  Other accrued expenses.....................      13,760
                                               ----------
    Total liabilities........................     780,989
                                               ----------
Net assets at market value...................  $3,506,690
                                               ==========
Net assets consist of:
  Par value, $.001 per share.................  $      424
  Paid-in capital in excess of par value.....   4,244,314
  Accumulated undistributed net realized gain
    on investments...........................     (29,506)
  Net unrealized appreciation (depreciation)
    on:
    Investments (note 1).....................    (703,268)
    Foreign currency related transactions....         195
    Forward currency contracts (note 5)......      (4,745)
  Undistributed net investment income........        (724)
                                               ----------
Net assets at market value...................  $3,506,690
                                               ==========
Shares outstanding...........................     424,096
Net asset value per share....................  $     8.27
                                               ==========
Maximum offering price per share
  ($8.27/95%)................................  $     8.71
                                               ==========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest....................................  $  29,195
  Dividends
    (net of $2,038 foreign taxes withheld)....     56,474
                                                ---------
    Total investment income...................     85,669
                                                ---------
Expenses:
  Management fees (note 3)....................     20,017
  12b-1 fees (note 6).........................      5,560
  Custodian fees (note 3).....................     15,955
  Directors' fees (note 3)....................        407
  Professional fees...........................      1,586
  Transfer agent & accounting fees............     14,035
  Filing fees.................................      1,506
  Printing, proxy and postage fees............        898
  Organizational expense (note 1).............        263
  Other.......................................         85
                                                ---------
    Total expenses............................     60,312
                                                ---------
    Less expenses voluntarily reduced or
      reimbursed (note 3).....................    (13,316)
                                                ---------
    Net expenses..............................     46,996
                                                ---------
    Net investment income.....................  $  38,673
                                                ---------
Realized & unrealized gain (loss) on
  investments & foreign currency:
  Net realized gain (loss) from:
    Investments...............................  $ 137,426
    Forward currency related transactions.....    (15,895)
  Net increase in unrealized depreciation on:
      Investments.............................   (494,431)
      Foreign currency related transactions...    (32,862)
                                                ---------
      Net loss on investments.................   (405,762)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(367,089)
                                                =========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                DECEMBER 31, 1998    JUNE 30, 1998
                                                                -----------------    -------------
From operations:
  Net investment income.....................................       $   38,673         $   76,677
  Realized gain on investments and foreign currency related
    transactions............................................          121,531            725,189
  Unrealized loss on investments and foreign currency
    related transactions....................................         (527,293)          (820,703)
                                                                   ----------         ----------
      Net decrease in assets from operations................         (367,089)           (18,837)
                                                                   ----------         ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................          (26,610)           (70,667)
  Capital gains and foreign currency related transactions
    distributions...........................................         (685,938)          (405,742)
                                                                   ----------         ----------
      Total dividends and distributions.....................         (712,548)          (476,409)
                                                                   ----------         ----------
From capital share transactions (note 4):
  Received from shares sold.................................          120,105            509,252
  Received from dividends reinvested........................            9,588            211,749
  Paid for shares redeemed..................................         (605,448)        (1,459,507)
                                                                   ----------         ----------
      Decrease in net assets derived from capital share
       transactions.........................................         (475,755)          (738,506)
                                                                   ----------         ----------
         Decrease in net assets.............................       (1,555,392)        (1,233,752)
                                                                   ----------         ----------
Net Assets:
  Beginning of period.......................................        5,062,082          6,295,834
                                                                   ----------         ----------
  End of period.............................................       $3,506,690         $5,062,082
                                                                   ==========         ==========
  Includes undistributed net investment income of...........       $     (724)        $    3,108
                                                                   ==========         ==========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                             SIX MONTHS             YEARS ENDED JUNE 30,         NOVEMBER 1, 1994
                                                                ENDED           ----------------------------            TO
                                                          DECEMBER 31, 1998      1998       1997       1996       JUNE 30, 1995
                                                          -----------------     ------     ------     ------     ----------------
Per share data:
Net asset value, beginning of period....................       $10.76           $11.79     $11.48     $10.01          $10.00
Income (loss) from investment operations:
  Net investment income.................................         0.09             0.14       0.20       0.16            0.17
  Net realized & unrealized gain (loss) on investment
    and foreign currency transactions...................        (0.90)           (0.26)      0.99       1.61            0.13
                                                               ------           ------     ------     ------          ------
    Total income (loss) from investment operations......        (0.81)           (0.12)      1.19       1.77            0.30
                                                               ------           ------     ------     ------          ------
Less distributions:
  Dividends from net investment income..................        (0.06)           (0.13)     (0.21)     (0.16)          (0.17)
  Distributions from net realized capital gains and
    foreign currency transactions.......................        (1.62)           (0.78)     (0.67)     (0.14)          (0.12)
                                                               ------           ------     ------     ------          -------
    Total distributions.................................        (1.68)           (0.91)     (0.88)     (0.30)          (0.29)
                                                               ------           ------     ------     ------          -------
Net asset value, end of period..........................       $ 8.27           $10.76     $11.79     $11.48          $10.01
                                                               ======           ======     ======     ======          ======
Total return............................................        (7.52)%(b)       (1.05)%    11.11%     17.84%           2.99%(b)
Ratios and supplemental data:
Ratios net of fees reimbursed by advisor (c):
  Expenses..............................................         2.17%(a)         2.13%      2.02%      2.14%           2.05%(a)
  Net investment income.................................         1.79%(a)         1.28%      1.78%      1.49%           2.85%(a)
Ratios assuming no fees reimbursed by advisor:
  Expenses..............................................         2.79%(a)         2.53%      2.21%      2.14%           2.05%(a)
  Net investment income.................................         1.17%(a)         0.88%      1.59%      1.49%           2.85%(a)
Portfolio turnover rate.................................           38%              25%         6%        26%              8%
Net assets at end of period (millions)..................       $  3.5           $  5.1     $  6.3     $  5.7          $  3.9

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has elected to reimburse certain operating expenses of the Global Contrarian portfolio.

   The accompanying notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

CORE GROWTH PORTFOLIO

ONE FUND, INC.

 OBJECTIVE

To provide long-term capital growth. Current income is incidental. Normally at least 90% of the assets of this portfolio will be invested in common stocks. Selection of stocks is not limited with regard to whether stocks are exchange-listed or dividend-paying or whether they are issued by companies of any particular size.

 PERFORMANCE AS OF DECEMBER 31, 1998

AVERAGE ANNUAL TOTAL RETURNS:

                           Without        With max.
                         sales charge    sales charge
One-year                     6.80%           1.47%
Since inception
  (11/1/96)                 (0.51)%         (2.85)%

The above returns reflect the maximum sales charge of 5% for this portfolio. All returns represent past performance and neither predict nor guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 COMMENTS

We can sum up the second half of 1998 in one word -- volatile. The large-cap indexes hit their summer peak in mid-July, then lost ground through the rest of July and hit a low for the third quarter on the last day of August. In September, stocks staged a healthy rebound, but did not recover to their levels at the end of the second quarter. The market declined significantly in early October, only to rebound even more dramatically through the end of the year.

Throughout the year, small-cap and mid-cap stocks did not participate fully when the market was going up, but they certainly participated when the market went down. We entered the fourth quarter with the S&P 500 Index up 6% and the Russell 2000 Index down 16% for the year -- a remarkable divergence of returns.

We think that smaller stocks will participate more fully in any market increases this year for several reasons. Earnings growth has slowed drastically for the larger companies that make up the S&P 500 Index. At the same time earnings growth in the small and mid-cap universe remains strong and valuations are at or near all time lows. Finally, while emerging market economies continue to be a concern, we believe any improvement in these countries should make investors more willing to hold less liquid stocks.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not open to direct investment.

 TOP 10 STOCKS AS OF DECEMBER 31, 1998

                                         % of Portfolio
 1.  America On Line                          3.2
 2.  Citrix Systems                           3.0
 3.  Guidant Corp                             2.7
 4.  EMC Corp                                 2.4
 5.  MCI Worldcom Inc                         2.2
 6.  Cisco Systems                            2.2
 7.  Premier Parks                            2.1
 8.  Jacor Communications                     2.0
 9.  Macromedia                               2.0
10.  United Rentals Inc                       2.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 1998

                                       % of Portfolio
Computer and Related                        24.8
Business Services                           11.9
Oil, Energy, and Natural Gas                 9.7
Electrical Equipment                         4.7
Medical and Related                          4.7

ONE FUND INC.
CORE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
 SHARES                COMMON STOCK                  VALUE
--------------------------------------------------------------
           ADVERTISING (1.7%)
     300  *Getty Images Inc....................  $       5,156
   2,400  *Outdoor Systems Inc.................         72,000
                                                 -------------
                                                        77,156
                                                 -------------
           AEROSPACE (0.6%)
     900  *Kellstrom Industries................         25,875
                                                 -------------
           AUTOMOTIVE & RELATED (1.7%)
   4,000  *Harley Davidson, Inc................         75,800
                                                 -------------
           BROADCAST RADIO & TV (4.0%)
     900  *Citadel Communications..............         23,288
   2,700  *Fox Entertainment Group.............         68,006
   1,400  *Jacor Communications................         90,125
                                                 -------------
                                                       181,419
                                                 -------------
           BUSINESS SERVICES (4.6%)
   1,300  *Abacus Direct Corp..................         59,150
   1,600  *Acxiom Corp.........................         49,600
   1,000  *Documentum Inc......................         53,438
   2,200  *RWD Technologies, Inc...............         47,575
                                                 -------------
                                                       209,763
                                                 -------------
           COMMUNICATIONS (8.5%)
   4,200  *Amdocs Ltd..........................         71,925
   1,700  *American Tower Corp.................         50,256
     900  *Aware Inc. Mass.....................         24,469
   1,000  *Geotel Communication Corp...........         37,250
   1,000  *Global Crossing.....................         45,125
   1,400  *MCI Worldcom Inc....................        100,450
   1,500  *Univision Communications............         54,281
                                                 -------------
                                                       383,756
                                                 -------------
           COMPUTER & RELATED (14.1%)
   1,500  *BMC Software Inc....................         66,844
   1,400  *Citrix Systems......................        135,888
   1,100  *Compuware Corp......................         85,938
   1,100  *Dell Computer Corp..................         80,506
   1,300  *EMC Corp............................        110,500
   2,700  *Macromedia Inc......................         90,956
     400  *Mercury Interactive Corp............         25,300
     300  *Microsoft Corp......................         41,606
                                                 -------------
                                                       637,538
                                                 -------------
           DRUGS (1.8%)
     200  *Medimmune Inc.......................         19,888
   1,000  *Watson Pharmaceuticals..............         62,875
                                                 -------------
                                                        82,763
                                                 -------------
           ELECTRICAL EQUIPMENT (10.5%)
   2,000  *Advanced Micro Devices Inc..........         57,875
     900  *Altera Corp.........................         54,788
   1,700  *Applied Micro Circuits Corp.........         57,747
   3,000  *Celestica Inc.......................         74,062
     700   Linear Technology...................         62,693
     800  *Transwitch Corp.....................         31,150
   1,200  *Uniphase Corp.......................         83,250
   1,200  *Vitesse Semiconductor Corp..........         54,750
                                                 -------------
                                                       476,315
                                                 -------------

                                                    MARKET
 SHARES                COMMON STOCK                  VALUE
--------------------------------------------------------------
           ENTERTAINMENT & LEISURE (4.9%)
   1,000  *Cinar Films Inc.....................  $      25,375
   1,700   Carnival Corp.......................         81,600
   3,200  *Premier Parks.......................         96,800
   1,500  *Sunterra Corp.......................         22,500
                                                 -------------
                                                       226,275
                                                 -------------
           FINANCIAL SERVICES (1.1%)
   1,400   Newcourt Credit Group Inc...........         48,912
                                                 -------------
           FOOD & RELATED (2.0%)
   1,400  *Suiza Foods Corp....................         71,313
     400  *Whole Food Market Inc...............         19,350
                                                 -------------
                                                        90,663
                                                 -------------
           HOUSING, FURNITURE & RELATED (1.2%)
   2,000  *Restoration Hardware................         53,750
                                                 -------------
           INDUSTRIAL SERVICES (1.2%)
   1,200   Waste Management Inc................         55,950
                                                 -------------
           INTERNET SERVICE PROVIDER (4.3%)
   1,000   America On Line Inc.................        144,750
     200  *Mindspring Enterprises..............         12,213
   1,800  *PSINet Inc..........................         37,575
                                                 -------------
                                                       194,538
                                                 -------------
           MACHINERY (2.6%)
     500   Danaher Corp........................         27,156
   2,800  *United Rentals Inc..................         92,750
                                                 -------------
                                                       119,906
                                                 -------------
           MEDICAL & RELATED (14.1%)
     900   Cardinal Health Inc.................         68,287
   1,100   Guidant Corp........................        121,275
   4,125  *Health Management Assoc. Inc........         89,203
   1,500  *Healthcare Financial Partners.......         59,813
     500  *Immunex Corp........................         62,906
   1,400  *Medical Manager Corp................         43,925
   2,000  *Medquist Inc........................         79,000
     500   Pfizer Inc..........................         62,719
     600  *Province Healthcare Co..............         21,525
   1,800  *Theragenics Corp....................         30,262
                                                 -------------
                                                       638,915
                                                 -------------
           NETWORK PRODUCTS & SERVICES (8.3%)
   1,300  *Ascend Communications Inc...........         85,475
   1,000  *Check Point Software................         45,812
   1,050  *Cisco Systems.......................         97,453
     900  *Network Assoc. Inc..................         59,625
   2,000  *New Era of Networks Inc.............         88,000
                                                 -------------
                                                       376,365
                                                 -------------
           OIL, ENERGY & NATURAL GAS (1.8%)
   2,300  *BJ Services Co......................         35,938
   1,000  *Friede Goldman Intl. Inc............         11,375
     300  *Hanover Compress....................          7,706
     900  *Tuboscope Inc.......................          7,312
   2,400  *Varco International Inc.............         18,600
                                                 -------------
                                                        80,931
                                                 -------------

                                                                     (continued)

ONE FUND, INC.
CORE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1998 (UNAUDITED)

                                                    MARKET
 SHARES                COMMON STOCK                  VALUE
--------------------------------------------------------------
           RETAIL (6.2%)
     200  *CDW Computer Centers Inc............  $      19,187
   1,200  *Duane Reade Inc.....................         46,200
   1,300   Home Depot Inc......................         79,544
   1,500  *Linens N Things Inc.................         59,438
   1,700  *Staples Inc.........................         74,269
                                                 -------------
                                                       278,638
                                                 -------------
           TRANSPORTATION (1.4%)
   1,900  *Motivepower Industries Inc..........         61,156
                                                 -------------
           TOTAL COMMON STOCK (96.6%)
            (COST $3,302,948)..................  $   4,376,384
                                                 -------------

  FACE                                             MARKET
 AMOUNT           REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL (2.0%)
 $89,000   Star Bank 3.5% due 01/04/99,
            repurchase price $89,035
            collateralized by GNMA
            certificates, pool #837, due
            02/20/24 (cost $89,000)...........  $      89,000
                                                -------------
           TOTAL REPURCHASE AGREEMENTS (2.0%)
            (COST $89,000)....................  $      89,000
                                                -------------
           TOTAL HOLDINGS (98.6%)
            (COST $3,391,948) (a).............  $   4,465,384
                                                -------------
           CASH & RECEIVABLES, NET OF
            LIABILITIES (1.4%)................         64,104
                                                -------------
           TOTAL NET ASSETS (100.0%)..........  $   4,529,488
                                                =============

---------------

 *  Non income producing security.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
CORE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                   December 31, 1998 (Unaudited)

Assets:
  Investments in securities at market value
    (note 1) (Cost $3,391,948)...............  $ 4,465,384
  Cash in bank...............................           32
  Receivable for securities sold.............       80,596
  Receivable for fund shares sold............          804
  Dividends & accrued interest receivable....           51
  Other......................................       14,293
                                               -----------
    Total assets.............................    4,561,180
                                               -----------
Liabilities:
  Payable for securities purchased...........       20,185
  Payable for fund share redeemed............        1,320
  Payable for investment management services
    (note 3).................................        1,776
  Accrued 12b-1 fees (note 6)................        2,424
  Other accrued expenses.....................        5,967
                                               -----------
    Total liabilities........................       31,672
                                               -----------
Net assets at market value...................  $ 4,529,488
                                               ===========
Net assets consist of:
  Par value, $.001 per share.................  $       458
  Paid-in capital in excess of par value.....    4,323,745
  Accumulated net realized income on
    investments..............................     (868,151)
  Net unrealized appreciation on
    investments..............................    1,073,436
                                               -----------
Net assets at market value...................    4,529,488
                                               ===========
Shares outstanding...........................      457,925
Net asset value per share....................  $      9.89
                                               ===========
Maximum offering price per share
  ($9.89/95%)................................  $     10.41
                                               ===========

 STATEMENT OF OPERATIONS

                          For the six months ended December 31, 1998 (Unaudited)

Investment income:
  Interest...................................  $   3,560
  Dividends..................................        838
                                               ---------
    Total investment income..................      4,398
                                               ---------
Expenses:
  Management fees (note 3)...................     20,204
  12b-1 fees (note 6)........................      5,317
  Custodian fees (note 3)....................      2,462
  Directors' fees (note 3)...................        351
  Professional fees..........................      1,512
  Transfer agent and accounting fees.........     14,020
  Printing, proxy and postage fees...........        831
  Other......................................         87
                                               ---------
    Total expenses...........................     44,764
                                               ---------
    Less expenses voluntarily reduced or
      reimbursed (note 3)....................     (6,557)
                                               ---------
    Net expenses.............................     38,207
                                               ---------
    Net investment loss......................    (33,809)
                                               ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss from investments.........   (348,009)
  Net increase in unrealized appreciation on
    investments..............................     21,093
                                               ---------
    Net loss on investments..................   (326,916)
                                               ---------
    Net decrease in net assets from
      operations.............................  $(360,725)
                                               =========

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
CORE GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                              DECEMBER 31, 1998    JUNE 30, 1998
                                                              -----------------    -------------
From operations:
  Net investment loss.......................................     $   (33,809)       $   (89,956)
  Realized loss on investments..............................        (348,009)          (365,825)
  Unrealized gain on investments............................          21,093            836,872
                                                                 -----------        -----------
      Net increase (decrease) in assets from operations.....        (360,725)           381,091
                                                                 -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................         529,934            728,721
  Paid for shares redeemed..................................        (961,373)        (1,271,044)
                                                                 -----------        -----------
      Decrease in net assets derived from capital share
       transactions.........................................        (431,439)          (542,323)
                                                                 -----------        -----------
         Decrease in net assets.............................        (792,164)          (161,232)
                                                                 -----------        -----------
Net Assets:
  Beginning of period.......................................       5,321,652          5,482,884
                                                                 -----------        -----------
  End of period.............................................     $ 4,529,488        $ 5,321,652
                                                                 ===========        ===========

 FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                              SIX MONTHS ENDED       YEAR ENDED      NOVEMBER 1, 1996
                                                              DECEMBER 31, 1998     JUNE 30, 1998    TO JUNE 30, 1997
                                                              -----------------     -------------    ----------------
Per share data:
Net asset value, beginning of period........................       $10.60              $ 9.86             $10.00
Income (loss) from investment operations:
  Net investment loss.......................................        (0.07)              (0.16)             (0.08)
  Net realized & unrealized gain (loss) on investments......        (0.64)               0.90              (0.06)
                                                                   ------              ------             ------
    Total income (loss) from investment operations..........        (0.71)               0.74              (0.14)
                                                                   ------              ------             ------
Net asset value, end of period..............................       $ 9.89              $10.60             $ 9.86
                                                                   ======              ======             ======
Total return................................................        (6.70)%(b)           7.51%             (1.40)%(b)
Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
  Expenses..................................................         1.78% (a)           2.06%              1.35% (a)
  Net investment loss.......................................        (1.58)%(a)          (1.65)%            (0.87)%(a)
Ratios assuming no fees waived or reimbursed by advisor:
  Expenses..................................................         2.09% (a)           2.12%              1.40% (a)
  Net investment loss.......................................        (1.88)%(a)          (1.70)%            (0.92)%(a)
Portfolio turnover rate.....................................           84%                116%                80%
Net assets at end of period (millions)......................       $  4.5              $  5.3             $  5.5

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) The advisor has reimbursed certain operating expenses of the Core Growth Portfolio.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1998 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

    ONE Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund is a series investment company which consists of nine separate investment portfolios that seek the following investment objectives:

    o Money Market Portfolio -- current income consistent with preservation of capital and liquidity.

    o Tax-Free Income Portfolio -- high current income exempt from federal income taxes.

    o Income Portfolio -- high current income. Preservation of capital is a secondary objective.

    o Income & Growth Portfolio -- moderate income with the potential for increasing income over time. Growth of capital is also a primary objective.

    o Growth Portfolio -- long-term capital growth.

    o Small Cap Portfolio -- maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.

    o International Portfolio -- long-term capital growth by investing primarily in common stocks of foreign companies.

    o Global Contrarian Portfolio -- long-term growth of capital by investing in foreign and domestic securities believed to be under valued or presently out of favor.

    o Core Growth Portfolio -- long-term capital appreciation.

    There are no assurances these objectives will be met.

    The following is a summary of significant accounting policies:

    Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates market value. Premiums and discounts are amortized on a straight line basis. For the Money Market, Income, and Tax-Free Income portfolios, all of the undistributed net income is accrued as daily dividends to shareholders of record immediately before each computation of the net asset value of these portfolios. Dividends (representing net investment income) will normally be paid monthly to the shareholders of these three portfolios. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Accumulated net realized capital gains are distributed to shareholders at least once a year.

    For all but the Money Market portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of valuation.

    Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International and Global Contrarian Portfolios, would not be reflected in the computation of the portfolios' net asset values. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

    In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail

ONE FUND, INC.                                     December 31, 1998 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

   Each portfolio (other than the Money Market Portfolio) may, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

   The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc.'s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of the International and Global Contrarian Portfolios in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method.

   The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International and Global Contrarian Portfolios are translated into U.S. dollars on the following basis: (1) market value of investments, other assets and liabilities -- at exchange rates prevailing at the end of the period. (2) purchases and sales of investments, income and expenses -- at the rates of exchange prevailing on the respective dates of such transaction.

   Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to federal income tax regulations.

   Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. government.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

ONE FUND, INC.                                     December 31, 1998 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassification was made in the Core Growth Portfolio: accumulated net investment loss has been decreased by $33,809, resulting in a reclassification adjustment to decrease Paid-in capital in excess of par value by $162,594. This reclassification has no effect on net assets or net asset value per share.

   For federal income tax purposes, the Tax-Free Income, Income and Core Growth Portfolios had net capital losses of $111,345, $55,474, and $520,142 respectively at June 30, 1998. If not offset by subsequent capital gains, $6,302 will expire June 30, 2003 in the Income Portfolio, $7,298 and $49,166 will expire June 30, 2004 in the Tax-Free Income and Income Portfolios, respectively, $4,042 and $154,317 will expire June 30, 2005 in the Tax-Free Income and Core Growth Portfolios, respectively and $80, $100,005, and $365,825 will expire June 30, 2006 in the Money Market, Tax-Free Income, and Core Growth Portfolios, respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for the portfolios until the capital loss carryovers have been offset or expire.

   It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for federal income taxes has been made.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributable to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1998 were as follows:

                                                                       PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                          TAX-FREE               INCOME &                   SMALL                       GLOBAL        CORE
                           INCOME     INCOME      GROWTH       GROWTH        CAP      INTERNATIONAL   CONTRARIAN     GROWTH
                          --------   --------   ----------   ----------   ---------   -------------   ----------   ----------
Gross unrealized:
  Appreciation..........   822,560    296,697    4,358,357    4,846,914     712,273      1,771,577      266,320     1,147,167
  Depreciation..........    (1,287)   (53,620)    (628,185)    (854,517)   (731,376)    (2,327,253)    (969,588)      (73,731)
Net unrealized:
  Appreciation..........   821,273    243,077    3,730,172    3,992,397           0              0            0     1,073,436
  Depreciation..........         0          0            0            0     (19,103)      (555,676)    (703,268)            0

   The Money Market, Income, Income & Growth, and Growth Portfolios were organized on May 12, 1992 with the commencement of operations on August 18, 1992. The International Portfolio was organized on March 18, 1993 with commencement of operations on April 30, 1993. The Small Cap, Tax-Free Income and Global Contrarian Portfolios were organized on September 15, 1994 with the commencement of operations on November 1, 1994. The Core Growth Portfolio was organized on August 22, 1996 with the commencement of operations on November 1, 1996. Organizational expenses of approximately $68,000 were incurred with the start up of the original four portfolios, $11,590 with the start up of the International Portfolio and $7,813 with the Small Cap, Tax-Free, and Global Contrarian Portfolios. Such expenses will be charged against operations on a straight line basis over a period of 60 months from the commencement of operations of the respective portfolios. The Fund's sponsoring entity, Ohio National Life Insurance Company (ONLIC), has agreed that it shall continue to hold the initial shares purchased by it for at least as long as unamortized deferred organizational expenses continue to be carried as an asset of the Fund. The initial shares purchased were 25,000 shares of the Money Market Portfolio, 2,500 shares each of the Income, Income & Growth, and Growth Portfolios and 100 shares each of the International, Small Cap, Tax-Free Income, Global Contrarian and Core Growth Portfolios. ONLIC and its affiliates have also purchased additional shares of each portfolio and as of December 31, 1998 the additional shares owned were as follows: 8,468,694 shares of the Money Market Portfolio, 553,940 shares of the Tax-Free Income Portfolio, 508,244 shares of the Income Portfolio, 345,432 shares of the Income & Growth Portfolio, 237,631 shares of the

ONE FUND, INC.                                     December 31, 1998 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Growth Portfolio, 211,503 shares of the Small Cap Portfolio, 267,042 shares of the Global Contrarian Portfolio, and 250,000 shares of the Core Growth Portfolio.

(2) INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities) from July 1, 1998 to December 31, 1998 were as follows:

                                                                           PORTFOLIO
                                -----------------------------------------------------------------------------------------------
                                TAX-FREE             INCOME &                  SMALL                      GLOBAL        CORE
                                 INCOME    INCOME     GROWTH       GROWTH       CAP     INTERNATIONAL   CONTRARIAN     GROWTH
                                --------   ------   ----------   ----------   -------   -------------   ----------   ----------
Stocks & Bonds:
  Purchases...................   489,412       --    1,785,543    1,779,362   848,199       4,772         626,106     2,927,040
  Sales.......................        --   20,635    2,515,647           --        --          --              --            --
U.S. Govt Obligations:
  Purchases...................        --       --           --           --        --          --              --            --
  Sales.......................        --       --           --           --        --          --              --            --

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

    The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of ONLIC, under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. Prior to May 1, 1996, O.N. Investment Management Company served as the Fund's investment advisor. As compensation for its services, the Fund pays ONI a fee based on the average daily net asset value of each portfolio's assets.

    For assets held in the Money Market, Tax-Free Income, Income, Income & Growth, Growth, and Small Cap Portfolios, the fees are as follows:

                                                                                    PORTFOLIO
                                                           -----------------------------------------------------------
                                                           MONEY     TAX-FREE              INCOME &             SMALL
                                                           MARKET     INCOME     INCOME     GROWTH     GROWTH    CAP
                                                           ------   ----------   ------   ----------   ------   ------
First $100...............................................   0.30%      0.60%      0.50%      0.50%      0.50%    0.65%
mil Next $150 mil........................................   0.25%      0.50%      0.40%      0.40%      0.40%    0.55%
Over $250 mil............................................   0.20%      0.40%      0.30%      0.30%      0.30%    0.45%

    For the International and Global Contrarian Portfolios, ONI is paid a fee at an annual rate of 0.90% of each Portfolios' average daily net asset values. After January 1,1999, the advisor began waiving any fees in excess of 0.85% in the International Portfolio. ONI pays Societe Generale Asset Management Corporation (SGAM) fees at an annual rate of 0.65% of the average daily net asset values for directing the investment and reinvestment of each portfolios' assets pursuant to a sub-advisory agreement between ONI and SGAM dated May 1, 1996. For the Core Growth Portfolio, ONI is paid a fee at an annual rate of 0.95% of the portfolio's average daily net asset value. ONI then pays Pilgrim Baxter & Associates (PBA) a fee at an annual rate of 0.65% of the average daily net asset value of the first $50 million of Portfolio assets, 0.60% of the next $100 million and 0.50% of portfolio assets in excess of $150 million for directing the investment and reinvestment of the portfolio's assets pursuant to a sub-advisory agreement between ONI and PBA dated November 1, 1996.

    Effective January 1, 1999 Federated Investment Counseling ("FIC") replaced SGAM as the sub-advisor for the International and Global Contrarian Portfolios. As compensation for their services FIC will receive from ONI fees at annual rate of (i) 0.40% of the fist $200 million and 0.35% of average net assets in excess of $200 million of International Portfolio and
    (ii) 0.75% of the first $100 million and 0.65% of the average daily net assets in excess of $100 million of the Global Contrarian Portfolio.

    ONI is presently waiving management fees equal to 0.15% of average net assets for certain portfolios. Management fees waived by ONI for the six months ended December 31, 1998 were $13,045, $5,497, $5,064, $10,773, $8,894 and $3,547 for the Money Market, Tax-Free Income, Income, Income & Growth, Growth and Small Cap Portfolios, respectively. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the portfolios for expenses, other than advisory fees,

ONE FUND, INC.                                     December 31, 1998 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    12b-1 fees, taxes and interest, in excess of 1% of their average daily net assets. For the six months ended December 31, 1998, the reimbursement was $2,266, $6,557, $17,467, and $13,316 for the Small Cap, Core Growth,
    International, and Global Contrarian Portfolios respectively.

    Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $850 plus $200 for each meeting attended.

    The Fund's transfer agent and dividend paying agent is American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York. The Fund's custodian for those portfolios other than the International and Global Contrarian Portfolios is Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri. For assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enter into subcustodial agreements, subject to approval by the Board of Directors.

    Certain directors and officers of the Fund are also directors and officers of ONI and ONLIC.

(4) CAPITAL SHARE TRANSACTIONS

    Capital share transactions for the six months ended December 31 and the year ended June 30, 1998 were as follows:

                                                             MONEY MARKET            TAX-FREE INCOME           INCOME
                                                       -------------------------   -------------------   -------------------
                                                        6 MONTHS        YEAR       6 MONTHS     YEAR     6 MONTHS     YEAR
                                                          ENDED         ENDED       ENDED      ENDED      ENDED      ENDED
                                                        12-31-98       6-30-98     12-31-98   6-30-98    12-31-98   6-30-98
                                                       -----------   -----------   --------   --------   --------   --------
Capital shares issued on sales.......................   12,643,363    21,996,755     23,310     40,258     19,724     76,483
Capital shares issued on reinvested dividends........      223,928       455,744      1,399      2,820      2,813      7,995
Capital shares redeemed..............................   11,179,840    20,456,024      8,100     20,443     50,887     70,795

                                                            INCOME & GROWTH              GROWTH               SMALL CAP
                                                       -------------------------   -------------------   -------------------
                                                        6 MONTHS        YEAR       6 MONTHS     YEAR     6 MONTHS     YEAR
                                                          ENDED         ENDED       ENDED      ENDED      ENDED      ENDED
                                                        12-31-98       6-30-98     12-31-98   6-30-98    12-31-98   6-30-98
                                                       -----------   -----------   --------   --------   --------   --------
Capital shares issued on sales.......................       66,461       216,315     60,460    106,470     29,990     90,612
Capital shares issued on reinvested dividends........        3,271        39,848          0     35,559          0     21,133
Capital shares redeemed..............................      150,380       123,916    137,302    138,800     67,416     65,628

                                                             INTERNATIONAL          GLOBAL CONTRARIAN        CORE GROWTH
                                                       -------------------------   -------------------   -------------------
                                                        6 MONTHS                   6 MONTHS     YEAR     6 MONTHS     YEAR
                                                          ENDED      YEAR ENDED     ENDED      ENDED      ENDED      ENDED
                                                        12-31-98       6-30-98     12-31-98   6-30-98    12-31-98   6-30-98
                                                       -----------   -----------   --------   --------   --------   --------
Capital shares issued on sales.......................       27,600       202,687     13,395     43,691     62,951     74,120
Capital shares issued on reinvested dividends........            0       178,279          0     19,016          0          0
Capital shares redeemed..............................      261,675       504,238     59,784    126,384    107,127    127,889

    Sales charges imposed on capital shares sold by Ohio National Equities, Inc.
    (ONEQ), the Fund's principal underwriter, a wholly-owned subsidiary of ONLIC, for the six months ended December 31, 1998 were approximately $5,015, $3,814, $19,457, $24,754, $6,625, $8,554, $2,691, and $7,667 for the
    Tax-Free Income, Income, Income & Growth, Growth, Small Cap, International, Global Contrarian and Core Growth Portfolios, respectively.

    The Fund is authorized to issue 10 billion of its capital shares. The Money Market Portfolio has been allocated 200 million shares and the other eight portfolios have been allocated 100 million shares each. The remaining shares have not been allocated.

(5) COMMITMENTS

    The International and Global Contrarian Portfolios enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a

ONE FUND, INC.                                     December 31, 1998 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. As of December 31, 1998, the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below summarized by currency:

                            INTERNATIONAL PORTFOLIO

  SETTLEMENT     CURRENCY TO BE DELIVERED         U.S. $       CURRENCY TO BE RECEIVED        U.S. $           UNREALIZED
    DATES      -----------------------------     VALUE AT     --------------------------     VALUE AT     --------------------
   THROUGH        AMOUNT           TYPE          12/31/98      AMOUNT          TYPE          12/31/98      GAIN        LOSS
  ----------   ------------    -------------    ----------    ---------    -------------    ----------    -------    ---------
  07/15/99          360,000    Australian $        219,780      225,475     U.S. Dollar        225,475    $ 5,695           --
  04/07/99          911,500     Swiss Franc        669,482      660,005     U.S. Dollar        660,005         --    $  (9,477)
  07/22/99          296,000     Swiss Franc        218,903      222,556     U.S. Dollar        222,556      3,654           --
  04/14/99          553,000    Deutsche Mark       333,846      331,609     U.S. Dollar        331,609         --       (2,237)
  04/14/99           45,657     U.S. Dollar         45,657       76,000    Deutsche Mark        45,881        225
  04/21/99          454,000    French Franc         81,666       81,071     U.S. Dollar         81,071         --         (594)
  07/01/99        5,646,000    French Franc      1,017,710    1,023,197     U.S. Dollar      1,023,197      5,487           --
  04/28/99      125,820,000    Japanese Yen      1,125,453      963,142     U.S. Dollar        963,142         --     (162,312)
  07/29/99      124,916,000    Japanese Yen      1,130,513    1,099,613     U.S. Dollar      1,099,613         --      (30,900)
  05/14/99          390,000    New Zealand $       205,100      195,995     U.S. Dollar        195,995         --       (9,107)
  10/05/99          388,000    New Zealand $       208,162      186,046     U.S. Dollar        186,046         --      (22,116)
                                                ----------                                  ----------    -------    ---------
                                                $5,256,272                                  $5,034,590    $15,061    $(236,743)
                                                ==========                                  ==========    =======    =========

                          GLOBAL CONTRARIAN PORTFOLIO

  SETTLEMENT     CURRENCY TO BE DELIVERED         U.S. $       CURRENCY TO BE RECEIVED       U.S. $          UNREALIZED
    DATES      -----------------------------     VALUE AT     --------------------------    VALUE AT     ------------------
   THROUGH        AMOUNT           TYPE          12/31/98      AMOUNT          TYPE         12/31/98      GAIN       LOSS
  ----------   ------------    -------------    ----------    ---------    -------------    ---------    ------    --------
  04/28/99       17,627,000    Japanese Yen        157,673      156,102     U.S. Dollar       156,102        --      (1,571)
  07/29/99        3,684,000    Japanese Yen         33,341       32,430     U.S. Dollar        32,430        --        (911)
  11/13/99       11,720,000    Japanese Yen        112,073      109,810     U.S. Dollar       109,810        --      (2,263)
                                                ----------                                  ---------    ------    --------
                                                $  303,087                                  $ 298,342        --    $ (4,745)
                                                ==========                                  =========    ======    ========

(6) DISTRIBUTION PLAN

    The Fund has a distribution agreement (12b-1 Plan) with ONEQ under the terms of which the Fund pays a fee for shareholder service and sales of Fund shares based on the average daily net assets of the portfolio. For those assets not in the Money Market Portfolio, the fee is at an annual rate of 0.25% of average net assets and can increase to 0.30% for sales representatives who service $5 million or more of Fund shares. The fee for the Money Market Portfolio is 0.15% of average net assets and can increase to a maximum of 0.17% for the aforementioned servicing level.

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                                       56